As filed with the Securities and Exchange Commission on December 29, 2008

                                                            File Nos. 333-133844
                                                                       811-21868

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.
                                                      -----

                  Post-Effective Amendment No.          2
                                                      -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No.                         4
                                                      -----

                        (Check appropriate box or boxes)

                      SURGEONS DIVERSIFIED INVESTMENT FUND
                              (Name of Registrant)

                               633 N. Saint Clair
                          Chicago, Illinois 60611-3211

                         Telephone Number: 312-202-5056

                                   Savitri Pai
                         Surgeons Asset Management, LLC
                               633 N. Saint Clair
                          Chicago, Illinois 60611-3211

                     Please send copy of communications to:
                                 Wade R. Bridge
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/   immediately upon filing pursuant to paragraph (b)

/ /   on (date) pursuant to paragraph (b)
/ /   60 days after filing pursuant to paragraph (a)(1)
/ /   on (date) pursuant to paragraph (a)(1)
/ /   75 days after filing pursuant to paragraph (a)(2)
/ /   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SURGEONS
DIVERSIFIED
INVESTMENT
FUND

[LOGO OMITTED]    SERVING THE MEMBERSHIP OF THE
                  AMERICAN COLLEGE OF SURGEONS

PROSPECTUS

DECEMBER 29, 2008

Surgeons Diversified Investment Fund (the "Fund"), the sole series of Surgeons Diversified Investment Fund, is an open-end, diversified management investment company offering its shares solely to members of the American College of Surgeons (the "College"), their families and employees; affiliated retirement plans, physician practice plans and U.S. medical societies and associations all with College membership representation; and Trustees of the Fund. Individuals must be a U.S. Citizen or resident of the U.S. with a valid social security number to invest in the Fund. Shares of the Fund are no-load, which means you pay no sales charges.

For information or assistance in opening an account, please call toll-free 800.208.6070.

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records. The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

            | DIVERSIFIED
SURGEONS    | INVESTMENT
            | FUND

                                  TABLE OF CONTENTS

Risk/Return Summary........................................................    1

Fees And Expenses..........................................................    7

Descriptions Of The Underlying ETFs........................................    8

Principal Risks Of Investing In The Underlying ETFs........................   13

Fund Management............................................................   18

How The Fund Values Its Shares.............................................   21

How To Buy Shares..........................................................   22

How To Redeem Shares.......................................................   27

Shareholder Statements And Reports.........................................   29

Distributions..............................................................   29

Taxes......................................................................   29

Financial Highlights.......................................................   31

Customer Privacy Policy  ..................................................   32

For More Information............................................      BACK COVER

RISK/RETURN SUMMARY
================================================================================

INVESTMENT OBJECTIVE

      Surgeons Diversified Investment Fund (the "Fund") seeks to provide long-term capital appreciation and income. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

      The Fund is intended to provide an opportunity for members of the American College of Surgeons (the "College"), their families and employees; affiliated retirement plans, physician practice plans and U.S. medical societies and associations all with College membership representation; and Trustees of the Fund to invest their assets and benefit from asset allocation, diversification, rebalancing and liquidity of the Fund.

      The Fund seeks to achieve its investment objective by investing up to 100% of its net assets in Exchange Traded Funds ("ETF(s)") and Exchange Traded Notes ("ETN(s)" and together with ETFs, the "Underlying ETFs"). Northern Trust Investments, N.A. (the "ETF Subadviser"), as the investment subadviser to the Fund, will be responsible for managing the Fund's investments in the Underlying ETFs.

      The Underlying ETFs are exchange traded investment companies that are registered under the Investment Company Act of 1940 and hold a portfolio of common stocks or other securities designed to track the performance of a particular index. The Underlying ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday.

      Under normal market conditions, the Fund intends to allocate approximately 70% of its net assets (measured at market value at the time of purchase) to Underlying ETFs that invest primarily in equity securities ("Underlying Equity ETFs") and approximately 27% to Underlying ETF(s) that invest primarily in fixed income securities ("Underlying Fixed Income ETF(s)"). The Fund intends to invest approximately 27% of its net assets in Underlying ETFs that invest primarily in equity securities of non-U.S. companies. Fixed income investments by the Underlying ETFs may include U.S. Government securities, non-convertible debt of "investment grade" quality (rated Baa or higher by Moody's or BBB or higher by S&P) and money market instruments. The Fund also may invest in Underlying ETFs that invest in fixed income securities that are below "investment grade," but this is not a principal investment strategy. Within the fixed income portion of the Fund, the Fund intends to maintain a dollar weighted average maturity and duration consistent with its representative bond index, currently the Barclays Capital Aggregate Index (formerly known as Lehman Brothers U.S. Aggregate Index), the dollar weighted average maturity of which ranges from 5 to 10 years and is currently approximately 6 years and the duration of which ranges from 3.7 to 5.1 years. Duration is a measure of a fixed income security's price sensitivity to interest rate changes. Duration takes into account such security's cash flows over time including the possibility that a fixed income security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. For example, a 5 year duration means the security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The greater a fixed income security or fund's duration, the greater its price volatility in response to changes in interest rates. In contrast, maturity measures only the time until final payment is due.

      The Fund currently allocates its assets as follows:

            ---------------------------------------------------------
                        ASSET CLASS                 ALLOCATION
            ---------------------------------------------------------
               US EQUITY
            ---------------------------------------------------------
                 Large Cap Value Stocks                   8%
            ---------------------------------------------------------
                 Large Cap Growth Stocks                  8%
            ---------------------------------------------------------
                 Large Cap Index Stocks                   8%
            ---------------------------------------------------------
                 Small Cap Value Stocks                 3.5%
            ---------------------------------------------------------
                 Small Cap Growth Stocks                3.5%
            ---------------------------------------------------------
                 REIT Stocks                              6%
            ---------------------------------------------------------
                 Energy Stocks                            6%
            ---------------------------------------------------------
               SUB-TOTAL US EQUITY                       43%
            ---------------------------------------------------------
               INTERNATIONAL EQUITY                      23%
            ---------------------------------------------------------
               EMERGING MARKET                            4%
            ---------------------------------------------------------
               US FIXED INCOME                           27%
            ---------------------------------------------------------
               COMMODITIES                                3%
            ---------------------------------------------------------
               TOTAL                                    100%
            ---------------------------------------------------------

      As a result of market gains or losses, the percentage of the Fund's assets invested in any asset allocation category may be different than the asset allocation model shown above. These percentages are approximate and the ETF Subadviser will invest any shareholder investments received by the Fund in the manner it deems necessary to achieve the above-listed asset allocation; however, the actual percentage of the Fund's assets invested in each asset allocation category may fluctuate. The Fund also may hold a minimal amount of cash or cash equivalents, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

      The Fund has no restrictions on market capitalization. The Fund intends to be broadly diversified according to market capitalization and sector, geography, and other investment characteristics. The Manager reserves the right to adjust the asset allocation model to respond to changes in the market or if it believes the fundamental outlook for a certain asset class has changed significantly. The Manager will review the asset allocation of the Fund at least three to four times annually to determine whether to alter the asset allocation model. In making its determination, the Manager will evaluate market conditions, such as interest rate changes, economic, financial and political factors, and any conditions that have a disproportionate effect on a certain segment of the market. The Fund may invest in Underlying ETFs that mirror the Fund's proposed asset allocation based upon various criteria, including performance benchmarks, established by the Manager.

      The Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying ETFs in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying ETFs from time to time. The ETF Subadviser will review the asset allocation of the Fund and consider whether to rebalance the Fund's holdings in accordance with the Manager's asset allocation model at least quarterly, and more often as it deems necessary. The frequency with which the ETF Subadviser rebalances the Fund will depend to a large extent upon the amount and frequency of share purchases and redemptions and the extent to which the values of portfolio securities fluctuate.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund. This information is important to your investment choice.

      INVESTING IN THE UNDERLYING ETFS. The Fund's investments are concentrated in the Underlying ETFs, and the Fund's investment performance is directly related to the investment performance of the Underlying ETFs it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying ETFs to meet their objectives, as well as the allocation among those Underlying ETFs by the Manager and ETF Subadviser. The value of the Underlying ETFs' investments, and the net asset values of the shares of both the Fund and the Underlying ETFs, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying ETFs invest. There can be no assurance that the investment objective of the Fund or any Underlying ETF will be achieved.

      Investing in Underlying ETFs involves risks generally associated with investments in a broadly based portfolio of common stocks that do not apply to conventional funds, including: (1) the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an Underlying ETF; (2) an active trading market for an Underlying ETF's shares may not develop or be maintained; (3) trading of an Underlying ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) Underlying ETF shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily.

      INVESTING IN FIXED INCOME SECURITIES. The Fund intends to invest approximately 27% of its net assets in Underlying ETFs that invest primarily in fixed income securities. In addition, other Underlying ETFs also may invest to a lesser extent in fixed income securities and thus the Fund is subject to interest rate risk and credit risk. Interest rate risk is the chance that fixed income securities prices will fall as interest rates rise. Long-term fixed income securities normally will have more price volatility because of this risk than short-term fixed income securities. Credit risk is the risk that an issuer or guarantor of fixed income securities may default on its obligation to pay interest and repay principal.

      INVESTING IN FOREIGN SECURITIES. The Fund intends to invest approximately 27% of its net assets in Underlying ETFs that invest primarily in international equity securities. In addition, other ETFs also may invest to a lesser extent in foreign issuers and thus the Fund is subject to additional risks, including changes in foreign currency exchange rates and political risk associated with investing in foreign issuers. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin, Central and South America, Eastern Europe, Africa and the Middle East. Therefore, investing in the Fund generally involves certain risk considerations not typically associated with investing in securities of U.S. issuers, such as less liquid and less efficient markets, greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction costs or settlement fees and the potential for difficulties in enforcing contractual obligations. Since foreign exchanges are open on days when the Fund does not price its shares, the value of any foreign securities held by an Underlying ETF may change on days when shareholders will not be able to purchase or sell the Fund's shares.

      EXPENSES. You may invest in the Underlying ETFs directly. By investing in the Underlying ETFs indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETFs held by the Fund (including operating costs and investment management fees), but also expenses of the Fund. The total expenses of the Underlying ETFs held by the Fund during the prior fiscal year (i.e., Acquired Fund Fees and Expenses) are listed in the section "Fees and Expenses."

      More information about the investment techniques of the Underlying ETFs, and their associated risks, is provided under "Descriptions of the Underlying ETFs" and "Principal Risks of the Underlying ETFs" in this Prospectus and in the Statement of Additional Information ("SAI").

PERFORMANCE HISTORY

      The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing the Fund's performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns compare with those of broad measures of market performance.

      How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects management fee reductions and expense reimbursements by the Manager; absent management fee reductions and expense reimbursements, returns would be less than those shown.

                              [BAR CHART OMITTED]

                                      5.40%
                                      2007

      The Fund's year-to-date total return through September 30, 2008 is -15.25%.

      During the period shown in the bar chart, the highest return for a quarter was 3.05% during the quarter ended June 30, 2007 and the lowest return for a quarter was -1.71% during the quarter ended December 31, 2007.

      The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS FOR
PERIODS ENDED DECEMBER 31, 2007

      The table below shows how the Fund's average annual total returns compare to those of a blend of 70% S&P 500 Index/30% Barclays Capital Aggregate Bond Index, the S&P 500 Index and the Barclays Capital Aggregate Bond Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                               SINCE INCEPTION
                                                  1 YEAR    (SEPTEMBER 22, 2006)
--------------------------------------------------------------------------------
SURGEONS DIVERSIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
   Return Before Taxes                            5.40%            10.20%
--------------------------------------------------------------------------------
   Return After Taxes on Distributions            4.98%             9.71%
--------------------------------------------------------------------------------
   Return After Taxes on Distributions
     and Sale of Fund Shares                      3.73%             8.53%
--------------------------------------------------------------------------------
BLENDED S&P 500 INDEX/BARCLAYS CAPITAL            6.07%             9.83%
AGGREGATE BOND INDEX(1,4)
--------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX(2,4)                  5.49%            11.13%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL AGGREGATE BOND INDEX(3,4)        6.97%             6.40%
--------------------------------------------------------------------------------

1. The blend of the S&P 500 Index and Barclays Capital Aggregate Bond Index is comprised of 70% S&P 500 Index and 30% Barclays Capital Aggregate Bond Index.

2. The S&P 500 Index is a widely recognized, unmanaged index of prices of 500 U.S. common stocks.

3. The Barclays Capital Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. This index was formerly known as "Lehman Brothers U.S Aggregate Bond Index".

4. Reflects no deduction for fees, expenses or taxes. You cannot invest directly in these securities.

FEES AND EXPENSES
================================================================================

      This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                         1.00%
Distribution (12b-1) Fees(1)                                            0.02%
Other Expenses                                                          0.84%
Acquired Fund Fees and Expenses(2)                                      0.27%
                                                                       ------
Total Annual Fund Operating Expenses                                    2.13%
Less Management Fee Reductions(3)                                      (1.05%)
                                                                       ------
Net Annual Fund Operating Expenses(4)                                   1.08%
                                                                       ======

(1) The Fund has adopted a plan of distribution under which the Fund may incur expenses related to the distribution of shares. The annual limitation for payment of such expenses under the plan is 0.25% of the Fund's average daily net assets.

(2) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal period in investment companies (including the Underlying
      ETFs) and other pooled investment vehicles.

(3) The Manager has contractually agreed for the life of the Fund to reduce management fees and/or reimburse the Fund's expenses to the extent necessary to limit Net Annual Fund Operating Expenses (which includes
      Acquired Fund Fees and Expenses incurred during the most recently completed fiscal year, but which excludes certain other operating expenses) to be not greater than 1.08% per annum of the Fund's average daily net assets. Management fee reductions and expense reimbursements by the Manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's Net Annual Fund Operating Expenses
      (including Acquired Fund Fees and Expenses incurred during the most recently completed fiscal year) to exceed 1.08% per annum.

(4) Net Annual Fund Operating Expenses have been restated to show the Manager's contractual commitment to cap Net Annual Fund Operating Expenses (including "Acquired Fund Fees and Expenses") at 1.08% per annum.

EXAMPLE

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 Year            3 Years          5 Years         10 Years
          ------            -------          -------         --------
           $ 110             $ 343            $ 595           $1,317

DESCRIPTIONS OF THE UNDERLYING ETFS
================================================================================

      A description of the other investment strategies that the Underlying ETFs may employ and the risks associated with these strategies is provided below. Because of the types of securities in which the Fund invests and the investment techniques that the Fund uses, the Fund is designed for investors who are investing all or a portion of their assets for the long term. While the Manager tries to reduce risks by diversifying investments, adverse changes in overall market prices and the prices of investments held by the Fund can occur at any time and there is no assurance that the Fund will achieve its investment objective.

      The following is a concise description of the investment objectives and practices of each Underlying ETF in which the Fund may invest as of the date of this Prospectus. No offer is made in this Prospectus of any of the Underlying ETFs. The Fund also may invest in other Underlying ETFs not listed below that may become available for investment in the future at the discretion of the Manager without shareholder approval. Additional information regarding the investment practices of these Underlying ETFs is provided in the SAI. A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the SAI and on the Fund's website. For information regarding the disclosure of the Underlying ETFs' portfolio securities holdings, see the applicable Underlying ETF's prospectus.

-------------------------------------------------------------------------------------------
   INVESTMENT CATEGORY AND
      UNDERLYING ETF(S)          INVESTMENT OBJECTIVES          INVESTMENT STRATEGIES
-------------------------------------------------------------------------------------------
LARGE CAP VALUE
-------------------------------------------------------------------------------------------
iShares(R) Russell 1000 Value    Seek investment results   Invests at least 90% of its
Index Fund                       that correspond           assets in securities of the
                                 generally to the price    underlying index. May invest up
iShares(R) S&P 500 Value Index   and yield performance,    to 10% of its assets in
Fund                             before fees and           securities not included in the
                                 expenses, of the large    underlying index, but which the
                                 capitalization value      investment manager believes will
                                 sector of the U.S.        help the Underlying ETF track
                                 equity market, as         its respective index. Invests in
                                 represented by their      a representative sampling of
                                 respective indices.       securities in the index, which
                                                           have a similar investment
                                                           profile as the underlying index
                                                           in order to track the index.
-------------------------------------------------------------------------------------------
LARGE CAP GROWTH
-------------------------------------------------------------------------------------------
iShares(R) Russell 1000 Growth   Seek investment results   Invests at least 90% of its
Index Fund                       that correspond           assets in securities of the
                                 generally to the price    underlying index. May invest up
iShares(R) S&P 500 Growth        and yield performance,    to 10% of its assets in
Index Fund                       before fees and           securities not included in the
                                 expenses, of the large    underlying index, but which the
                                 capitalization growth     investment manager believes will
                                 sector of the U.S.        help the Underlying ETF track
                                 equity market, as         its respective index. Invests in
                                 represented by their      a representative sampling of
                                 respective indices.       securities in the index, which
                                                           have a similar investment
                                                           profile as the underlying index
                                                           in order to track the index.
-------------------------------------------------------------------------------------------
LARGE CAP INDEX
-------------------------------------------------------------------------------------------
SPDR(R) Trust                    Intends to provide        Invests in substantially all of
                                 investment results        the component common stocks
                                 that, before expenses,    which comprise the S&P 500 Index
                                 generally correspond to   and mirrors the weighting of
                                 the price and yield       each component company in the
                                 performance of the S&P    Index. This Underlying ETF
                                 500 Index.                issues Standard & Poor's
                                                           Depositary Receipts (SDPRs),
                                                           which represent an undivided
                                                           ownership interest in the
                                                           portfolio stocks held by the
                                                           Trust.
-------------------------------------------------------------------------------------------
iShares(R) S&P 500               Seeks investment          Invests at least 90% of its
Index Fund                       results that correspond   assets in securities of the S&P
                                 generally to the price    500 Index. May invest up to 10%
                                 and yield performance,    of its assets in securities not
                                 before fees and           included in the index, but which
                                 expenses, of the S&P      the investment manager believes
                                 500 Index.                will help the Underlying ETF
                                                           track the S&P 500 Index. Invests
                                                           in a representative sampling of
                                                           securities in the index, which
                                                           have a similar investment
                                                           profile as the S&P 500 Index in
                                                           order to track the index.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
   INVESTMENT CATEGORY AND
      UNDERLYING ETF(S)          INVESTMENT OBJECTIVES          INVESTMENT STRATEGIES
-------------------------------------------------------------------------------------------
SMALL CAP VALUE
-------------------------------------------------------------------------------------------
iShares(R) Russell 2000 Value    Seek investment results   Invests at least 90% of its
Index Fund                       that correspond           assets in securities of the
                                 generally to the price    underlying index. May invest up
iShares(R) S&P Small Cap 600     and yield performance,    to 10% of its assets in
Value Index Fund                 before fees and           securities not included in the
                                 expenses, of the small    underlying index, but which the
                                 capitalization value      investment manager believes will
                                 sector of the U.S.        help the Underlying ETF track
                                 equity market, as         its respective index. Invests in
                                 represented by their      a representative sampling of
                                 respective indices.       securities in the index, which
                                                           have a similar investment
                                                           profile as the underlying index
                                                           in order to track the index.
-------------------------------------------------------------------------------------------
SMALL CAP GROWTH
-------------------------------------------------------------------------------------------
iShares(R) Russell 2000 Growth   Seek investment results   Invests at least 90% of its
Index Fund                       that correspond           assets in securities of the
                                 generally to the price    underlying index. May invest up
iShares(R) S&P Small Cap 600     and yield performance,    to 10% of its assets in
Growth Index Fund                before fees and           securities not included in the
                                 expenses, of the small    underlying index, but which the
                                 capitalization growth     investment manager believes will
                                 sector of the U.S.        help the Underlying ETF track
                                 equity market, as         its respective index. Invests in
                                 represented by their      a representative sampling of
                                 respective indices.       securities in the index, which
                                                           have a similar investment
                                                           profile as the underlying index
                                                           in order to track the index.
-------------------------------------------------------------------------------------------
REITS EQUITIES
-------------------------------------------------------------------------------------------
Vanguard(R) REIT ETF             Seeks to provide a high   Normally invests approximately
                                 level of income and       98% of its assets in stocks
                                 moderate long-term        issued by equity real estate
                                 capital appreciation by   investment trusts listed on the
                                 tracking the              Morgan Stanley REIT Index; the
                                 performance of the        remaining assets are allocated
                                 Morgan Stanley REIT       to cash investments.
                                 Index, a benchmark
                                 index that measures the
                                 performance of publicly
                                 traded equity REITs.
-------------------------------------------------------------------------------------------
iShares(R) Dow Jones U.S. Real   Seeks investment          Invests at least 90% of its
Estate Index Fund                results that correspond   assets in securities of the
                                 generally to the price    underlying index. Invests in a
                                 and yield performance,    representative sampling of
                                 before fees and           securities in the index, which
                                 expenses, of the Dow      have a similar investment
                                 Jones U.S. Real Estate    profile as the underlying index
                                 Index.                    in order to track the index.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
   INVESTMENT CATEGORY AND
      UNDERLYING ETF(S)          INVESTMENT OBJECTIVES          INVESTMENT STRATEGIES
-------------------------------------------------------------------------------------------
ENERGY EQUITIES
-------------------------------------------------------------------------------------------
Vanguard(R) Energy ETF           Seeks to track the        Invests in substantially all of
                                 performance of the MCSI   the component stocks which
                                 U.S. Investable Market    comprise the index and mirrors
                                 Energy Index, an index    the weighting of each in the
                                 of stocks of large,       index.
                                 medium-size and small
                                 U.S. companies within
                                 the energy sector, as
                                 classified under Global
                                 Industry Classification
                                 Standard (GICS).
-------------------------------------------------------------------------------------------
SDPR(R) Energy                   Seeks to track the        Invests in substantially all of
                                 performance of a          the component stocks which
                                 benchmark index (the      comprise the index and mirrors
                                 energy sector of the      the weighting of each in the
                                 S&P 500 Index) that       index.
                                 measures the investment
                                 return of energy
                                 companies that
                                 primarily develop and
                                 produce crude oil and
                                 natural gas, and
                                 provide drilling and
                                 other energy - related
                                 services.
-------------------------------------------------------------------------------------------
iShares(R) S&P Global Energy     Seeks investment          Invests at least 90% of its
Sector Index Fund                results that correspond   assets in the securities of the
                                 generally to the price    S&P Global Energy Sector Index
                                 and yield performance,    or in American Depositary
                                 before fees and           Receipts (ADRs), Global
                                 expenses, of the S&P      Depositary Receipts (GDRs) or
                                 Global Energy Sector      European Depositary Receipts
                                 Index.                    (EDRs) representing securities
                                                           in the index. May invest up to
                                                           10% of its net assets in
                                                           securities not included in the
                                                           index, but which the investment
                                                           manager believes will help the
                                                           Underlying ETF track the index.
-------------------------------------------------------------------------------------------
INTERNATIONAL EQUITIES
-------------------------------------------------------------------------------------------
iShares(R) MSCI EAFE Index Fund  Seeks investment          Invests at least 90% of its
                                 results that correspond   assets in the securities of its
                                 generally to the price    underlying index or in American
                                 and yield performance,    Depositary Receipts (ADRs),
                                 before fees and           Global Depositary Receipts
                                 expenses, of the MSCI     (GDRs) or European Depositary
                                 EAFE Index (an equity     Receipts (EDRs) representing
                                 benchmark for             securities in the underlying
                                 international stock       index. May invest up to 10% of
                                 performance).             its net assets in securities not
                                                           included in the index, but which
                                                           the investment manager believes
                                                           will help the Underlying ETF
                                                           track the index.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
   INVESTMENT CATEGORY AND
      UNDERLYING ETF(S)          INVESTMENT OBJECTIVES          INVESTMENT STRATEGIES
-------------------------------------------------------------------------------------------
U.S. FIXED INCOME
-------------------------------------------------------------------------------------------
iShares(R) Lehman Aggregate      Seeks investment          Invests approximately 90% of its
Bond Fund                        results that correspond   assets in the bonds in the U.S.
                                 generally to the price    investment grade bond market
This ETF's weighted average      and yield performance,    (rated Baa3/BBB or higher by
maturity is 6.08 years and       before fees and           Moody's Investors Service, Inc.,
its effective duration is 4      expenses, of the total    Standard & Poors, and Fitch
years as of November 25,         United States             Ratings) represented in the
2008.                            investment grade bond     underlying index and in
                                 market as defined by      securities (via representative
                                 the Barclays Capital      sampling) that provide
                                 Aggregate Bond Index.     substantially similar exposure
                                 The index provides a      to securities in the index. May
                                 measure of the            invest the remainder of its
                                 performance of the U.S.   assets in bonds not in the index
                                 investment grade bond     but which the investment manager
                                 market (rated Baa3/BBB    believes will help the
                                 or higher by Moody's      Underlying ETF track the index,
                                 Investors Service,        as well as in cash and
                                 Inc., Standard & Poors,   high-quality, liquid short-term
                                 and Fitch Ratings).       instruments, including shares of
                                                           money market funds affiliated
                                                           with the investment manager.

-------------------------------------------------------------------------------------------
EMERGING MARKET
-------------------------------------------------------------------------------------------
Vanguard Emerging Markets        Seeks to track the        Invests substantially all
Stock Index Fund (ETF Shares)    performance of a          (normally about 95%) of its
                                 benchmark index that      assets in the common stocks
                                 measures the investment   included in the MSCI Emerging
                                 return of stocks issued   Markets Index, while employing a
                                 by companies located in   form of sampling to reduce risk.
                                 emerging market           The MSCI Emerging Markets Index
                                 countries.                includes approximately 840
                                                           common stocks of companies
                                                           located in emerging markets
                                                           around the world.
-------------------------------------------------------------------------------------------
COMMODITIES
-------------------------------------------------------------------------------------------

iPath(R) Dow Jones-AIG           Seeks investment          The Index is composed of futures
Commodity Index Total            results that are linked   contracts on nineteen physical
ReturnSM ETN - the ETN is        to returns that are       commodities.  The nineteen
classified as a medium-term      potentially available     exchange-traded futures
note and considered an           through an unleveraged    contracts trade on U.S.
uncollateralized                 investment in the         exchanges, with the exception of
debt-security                    futures contracts on      aluminum, nickel and zinc
                                 physical commodities      contracts, which trade on the
                                 comprising the Dow        London Metal Exchange. The
                                 Jones AIG Commodity       nineteen Index commodities
                                 Index Total Return (the   selected for 2008, along with
                                 Index), plus the rate     the approximate targeted
                                 of interest that could    weightings, are as follows:
                                 be earned on cash         aluminum (7.11%), coffee (3%),
                                 collateral invested in    copper (7.04%), corn (5.66%),
                                 specified Treasury        cotton (2.48%), crude oil
                                 Bills.                    (13.16%), gold (7.40%), heating
                                                           oil (3.82%), lean hogs (2.55%),
                                                           live cattle (4.89%), natural gas
                                                           (12.24%), nickel (2.79%), silver
                                                           2.72%), soybeans (7.62%),
                                                           soybean oil (2.81%), sugar
                                                           (3.19%), unleaded gasoline
                                                           (3.78%), wheat (4.70%) and zinc
                                                           (3.03%).  In addition, the Index
                                                           is considered a rolling index
                                                           because it sells its futures
                                                           contracts prior to physical
                                                           delivery of the commodity.

-------------------------------------------------------------------------------------------

      THE PARTICULAR UNDERLYING ETFS IN WHICH THE FUND MAY INVEST, THE ASSET ALLOCATION PERCENTAGES AND THE FUND'S INVESTMENTS IN EACH UNDERLYING ETF MAY BE CHANGED FROM TIME TO TIME AT THE DISCRETION OF THE MANAGER.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING ETFS
================================================================================

      Loss of money is a risk of investing in each Underlying ETF. An investment in an Underlying ETF is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Underlying ETFs and may result in a loss of your investment in the Fund. There can be no assurance that an Underlying ETF will achieve its investment objective.

RISKS THAT APPLY TO ALL UNDERLYING ETFS:

      o NAV RISK - The risk that the net asset value ("NAV") of the Underlying ETF and the value of your investment will fluctuate.

      o INTEREST RATE RISK - The risk that when interest rates increase, fixed income securities held by an Underlying ETF in which it invests will decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

      o CREDIT/DEFAULT RISK - The risk that an issuer or guarantor of fixed income securities held by an Underlying ETF may default on its obligation to pay interest and repay principal.

            The Fund's investments in ETNs are subject to issuer credit risk. For example, if the credit rating of the issuer of the ETN is downgraded, the Fund's investment may drop in value even if no change in value has occurred in the underlying index. In addition, in a default situation involving an ETN, it is possible the Fund could lose its principal investment.

      o MARKET RISK - The risk that the value of the securities in which an Underlying ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. An Underlying ETF may be overweighted from time to time in one or more industry sectors, which will increase the Underlying ETF's exposure to risk of loss from adverse developments affecting those sectors.

      o DERIVATIVES RISK - The risk that loss may result from an Underlying ETF's investments in options, futures, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to an Underlying ETF.

      o MANAGEMENT RISK - The risk that a strategy used by the Manager or an investment manager to an Underlying ETF may fail to produce the intended results.

      o LIQUIDITY RISK - The risk that an Underlying ETF will not be able to pay redemption proceeds within the time period stated in the Underlying ETF's prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Underlying ETFs that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

RISKS THAT APPLY PRIMARILY TO THE UNDERLYING FIXED INCOME ETF(S):

      o CALL RISK - The risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying ETF (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, an Underlying ETF may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

      o EXTENSION RISK - The risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying ETF (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Underlying ETF will also suffer from the inability to invest in higher yielding securities.

      o U.S. GOVERNMENT SECURITIES RISK - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Underlying ETFs may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying ETFs may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

RISK THAT APPLIES PRIMARILY TO THE UNDERLYING EQUITY ETFS:

      o STOCK RISKS - Because Underlying Equity ETFs normally invest most, or a substantial portion, of their assets in common stocks, the value of an Underlying Equity ETF's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Underlying ETF's share price, which will fluctuate as the values of the Underlying ETF's investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

RISKS THAT ARE PARTICULARLY IMPORTANT FOR SPECIFIC UNDERLYING ETFS:

      Because the Fund invests in the Underlying ETFs, the Fund's shareholders will be affected by the investment policies of the Underlying ETFs in direct proportion to the amount of assets the Fund allocates to the Underlying ETFs.
The  Fund  may  invest  in  Underlying   ETFs  that  in  turn  invest  in  small
capitalization companies, energy stocks, value stocks and growth stocks, among others. The Fund also may invest in Underlying ETFs that in turn invest in non-investment grade fixed income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, the Underlying ETFs may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts ("REITs") and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. Below are additional risks that are particularly important for specific Underlying ETFs.

      o NON-DIVERSIFICATION RISK - The iShares(R) Russell 1000 Growth Index Fund, the iShares(R) S&P 500 Growth Index Fund, iShares(R) Dow Jones U.S. Real Estate Index Fund, iShares(R) S&P Global Energy Sector Index Fund, iShares(R) MSCI EAFE Index Fund and Vanguard(R) Energy ETFs are each non-diversified, meaning that each is permitted to invest more of its assets in fewer issuers than "diversified" mutual funds. Thus, these Underlying ETFs may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

      o FOREIGN RISK - The risk that when an Underlying ETF invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss also may result from the imposition of exchange controls, confiscations and other government restrictions. The Fund and certain Underlying ETFs listed above will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when an Underlying ETF invests in issuers located in emerging countries.

      o SOVEREIGN RISK - Certain Underlying ETFs will be subject to the risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. Sovereign Risk includes the following risks:

            o POLITICAL RISK - The risks associated with the general political and social environment of a country. These factors may include among other things, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

            o ECONOMIC RISK - The risks associated with the general economic environment of a country. These can encompass, among other things, low quality and growth rate of Gross Domestic Product ("GDP"), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

            o REPAYMENT RISK - The risk associated with the inability of a country to pay its external debt obligations in the immediate future. Repayment risk factors may include but are not limited to high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable rate structure.

      o EMERGING COUNTRIES RISK - Certain Underlying ETFs and in particular the Vanguard Emerging Markets Stock Index Fund may invest in emerging country securities. The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

      o MID-CAP AND SMALL-CAP RISK - Certain Underlying ETFs can invest in small-cap and mid-cap stocks. The securities of small and mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable an Underlying ETF to effect sales at an advantageous time or without a substantial drop in price.

      o INITIAL PUBLIC OFFERING ("IPO") RISK - The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an Underlying ETF's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on an Underlying ETF. As the asset base grows, the effect of an Underlying ETF's investments in IPOs on its performance will probably decline, which could also reduce the Underlying ETF's performance.

      o "JUNK BOND" RISK - Certain Underlying ETFs listed above may invest in non-investment grade fixed income securities (commonly known as "junk bonds") that are considered predominantly speculative by traditional investment standards. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Some of the Underlying ETFs may purchase the securities of issuers that are in default.

      o CONCENTRATION RISK - The risk that if an Underlying ETF invests more than 25% of its total assets in issuers within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Underlying ETF's investments more than if its investments were not so concentrated.

      o FOREIGN CURRENCY TRADING RISK - The iShares(R) S&P Global Energy Sector Index Fund and iShares(R) MSCI EAFE Index Fund may engage in foreign currency transactions and may be subject to higher transaction and custody costs and delays in attendant settlement procedures. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment managers' expectations may produce significant losses to these Underlying ETFs.

      o INVESTMENT STYLE RISK - Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth-oriented funds will typically underperfom when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. The Fund's asset allocation strategy is designed to mitigate these risks.

      o COMMODITY LINKED DERIVATIVE INVESTMENT RISK - The Fund's investments in the iPath Dow Jones - AIG Commodity Index Total Return ETN may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The current or "spot" prices of the underlying physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

      o     STRUCTURED NOTE RISK - The Fund's investments in the iPath Dow Jones
            - AIG Commodity Index Total Return ETN may subject the Fund to structured note risk. Structured notes may be used by the ETN to gain exposure to commodities. Commodity-linked structured notes provide exposure to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop.

      TEMPORARY DEFENSIVE STRATEGIES. In response to adverse market, economic, political or other conditions, the Manager may invest up to 100% of the Fund's assets in cash or cash equivalents. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

      PORTFOLIO TURNOVER. Although it cannot be accurately predicted, the annual portfolio turnover of each Underlying ETF is not expected to exceed 100%, but may be either higher or lower. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying ETF. Higher portfolio turnover of an Underlying ETF also may result in a proportionately (compared to those with lower portfolio turnover) greater amount of capital gains distributions to the Fund, which in turn are required to be distributed to shareholders of the Fund.

FUND MANAGEMENT
================================================================================

THE INVESTMENT MANAGER

      Surgeons Asset Management, LLC (the "Manager"), an investment adviser registered with the Securities and Exchange Commission, serves as the investment manager to the Fund. The Manager is a limited liability company and a wholly-owned subsidiary of the American College of Surgeons, whose address is 633 N. Saint Clair Street, Chicago, Illinois 60611. Because the Fund is being offered primarily as a member benefit for members of the College, the Manager does not expect to generate a profit. However, the Fund expects the ETF Subadviser will profit from providing subadvisory services to the Fund, and that the Manager, the College or their affiliates may profit directly or indirectly from operation of the Fund through possible increased membership to the College and higher salaries or bonuses for current or future employees of the Manager, the College or their affiliates.

      The Manager is responsible for determining the asset allocation of the Fund, establishing the appropriate benchmarks for performance for each asset allocation category selected by the Manager for the Fund and then evaluating and monitoring the ETF Subadviser's investments in the Underlying ETFs. Subject to the general supervision of the Fund's Board of Trustees, the Manager provides advice as to the Fund's investments in the Underlying ETFs. The Manager also will supervise the Fund's non-advisory operations.

      For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average daily net assets. The Manager has contractually agreed for the life of the Fund to reduce management fees and/or reimburse the Fund's expenses to the extent necessary to limit Net Annual Fund Operating Expenses (which includes Acquired Fund Fees and Expenses incurred during the most recently completed fiscal year, but which excludes certain other operating expenses) to be no greater than 1.08% per annum of the Fund's average daily net assets. Management fee reductions and expense reimbursements by the Manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's Net Annual Fund Operating Expenses (including Acquired Fund Fees and Expenses incurred during the most recently completed fiscal year) to exceed 1.08% per annum. The Manager may enter into additional expense limitation agreements to reduce the expense ratio further, but does not contemplate doing so at the current time.

      In addition, the Fund, as a shareholder in the Underlying ETFs, will indirectly bear a proportionate share of any investment management fees and other expenses paid by the Underlying ETFs. The following chart shows the total net operating expense ratios (management fee plus other operating expenses) of institutional shares of each Underlying ETF in which the Fund currently intends to invest after applicable fee waivers and expense limitations (as listed in the Underlying ETF's prospectus as of the date of this Prospectus). In addition, the following chart shows the contractual investment management fees payable to the Underlying ETFs' investment advisers by the Underlying ETFs (in each case as an annualized percentage of the Underlying ETF's net assets). Absent voluntary fee waivers and/or expense reimbursements, which may be discontinued at any time, the total operating expense ratios of certain Underlying ETFs would be higher.

--------------------------------------------------------------------------------
                                                                       OPERATING
                                                           MANAGEMENT   EXPENSE
UNDERLYING EXCHANGE TRADED FUND CONTRACTUAL TOTAL NET         FEE        RATIO
--------------------------------------------------------------------------------
   iPath(R) Dow Jones-AIG Commodity Index Total ReturnSM
     ETN                                                     0.75%       0.75%
--------------------------------------------------------------------------------
   iShares(R) Dow Jones U.S. Real Estate Index Fund          0.48%       0.48%
--------------------------------------------------------------------------------
   iShares(R) Lehman Aggregate Bond Fund                     0.20%       0.24%
--------------------------------------------------------------------------------
   iShares(R) MSCI EAFE Index Fund                           0.34%       0.34%
--------------------------------------------------------------------------------
   iShares(R) Russell 1000 Growth Index Fund                 0.20%       0.20%
--------------------------------------------------------------------------------
   iShares(R) Russell 1000 Value Index Fund                  0.20%       0.22%
--------------------------------------------------------------------------------
   iShares(R) Russell 2000 Growth Index Fund                 0.25%       0.25%
--------------------------------------------------------------------------------
   iShares(R) Russell 2000 Value Index Fund                  0.25%       0.33%
--------------------------------------------------------------------------------
   iShares(R) S&P 500 Growth Index Fund                      0.18%       0.18%
--------------------------------------------------------------------------------
   iShares(R) S&P 500 Index Fund                             0.09%       0.09%
--------------------------------------------------------------------------------
   iShares(R) S&P 500 Value Index Fund                       0.18%       0.19%
--------------------------------------------------------------------------------
   iShares(R) S&P Global Energy Sector Index Fund            0.48%       0.48%
--------------------------------------------------------------------------------
   iShares(R) S&P Small Cap 600 Growth Index Fund            0.25%       0.25%
--------------------------------------------------------------------------------
   iShares(R) S&P Small Cap 600 Value Index Fund             0.25%       0.25%
--------------------------------------------------------------------------------
   SPDR(R) Energy                                            0.05%       0.23%
--------------------------------------------------------------------------------
   SPDR(R) Trust                                             0.06%       0.09%
--------------------------------------------------------------------------------
   Vanguard(R) Emerging Markets Stock Index Fund             0.14%       0.25%
--------------------------------------------------------------------------------
   Vanguard(R) Energy ETF                                    0.17%       0.22%
--------------------------------------------------------------------------------
   Vanguard(R) REIT ETF                                      0.07%       0.10%
--------------------------------------------------------------------------------

      A discussion regarding the basis for the Board of Trustees' most recent approval of the Fund's investment management contract with the Manager is available in the Fund's annual report to shareholders for the fiscal year ended August 31, 2008.

THE ETF SUBADVISER

      Northern Trust Investments, N.A. (the "ETF Subadviser"), 50 South LaSalle Street, Chicago, Illinois 60603, has been retained by the Manager to manage the Fund's investments in the Underlying ETFs. Within each asset allocation category determined by the Manager, the ETF Subadviser will determine how the Fund's assets should be invested among the Underlying ETFs to best mirror the performance benchmark established for each asset allocation category by the Manager. Pursuant to the terms of the subadvisory agreement, the Manager (not the Fund) pays the ETF Subadviser for its services to the Fund. The aggregate fee paid to the ETF Subadviser is equal to 0.30% of the Fund's average daily net assets, subject to a minimum annual fee of $42,000 ($10,500 quarterly). The ETF Subadviser is a subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of September 30, 2008, Northern Trust Corporation and its subsidiaries had assets under custody of $3.5 trillion, and assets under investment management of $652.4 billion.

      A discussion regarding the basis for the Board of Trustees' most recent approval of the subadvisory agreement with the ETF Subadviser is available in the Fund's annual report to shareholders for the fiscal year ended August 31, 2008.

PORTFOLIO MANAGER

      The portfolio manager for the Fund is Grant Johnsey, who is a Vice President of Northern Trust Investments, N.A., the ETF Subadviser, and leads the ETF Subadviser's North America Transition Management business. Mr. Johnsey joined the ETF Subadviser in 2004. Prior to 2004, Mr. Johnsey was employed by Capital Institutional Services, Inc. (an institutional brokerage firm) where he was a senior manager of transitions and program trading. For additional information about the portfolio manager's compensation, other accounts managed by him, and his ownership of Fund shares, please see the SAI.

THE ADMINISTRATOR

      Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

THE DISTRIBUTOR

      Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's principal underwriter pursuant to a Distribution Agreement. The Distributor is a wholly-owned
subsidiary   of  Ultimus.   Fund  shares   also  may  be  sold   through   other
broker-dealers.

DISTRIBUTION (12B-1) PLAN

      The Fund has adopted a plan of distribution pursuant to and in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Fund may, directly or indirectly, engage in (among other things) any activities related to the distribution of shares of the Fund and certain shareholder support services. The Fund is authorized to engage in such activities listed, either directly or through other persons with which the Fund has entered into agreements related to this Plan and to pay directly, or reimburse the Manager for, any such fees or other costs in an amount equal, on an annual basis, to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads.

HOW THE FUND VALUES ITS SHARES
================================================================================

      The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. In accordance with the federal securities laws, your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund.

      The Fund determines its NAV by dividing its total net assets by the number of shares outstanding at the close of the prior day's trading. The Fund values its portfolio securities at their current market values determined on the basis of market quotations or, if market quotations are not available or are considered to be unreliable due to significant market or other events, at their fair values as determined under procedures adopted by the Fund's Board of Trustees.

      For Underlying ETFs that invest a significant portion of assets in foreign equity securities, ``fair value'' prices for such securities are typically provided by an independent fair value service; under such circumstances, Underlying ETFs use these pricing services to assist in the determination of market value. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for an Underlying ETF, the most recent closing price for such security on its principal exchange will generally be its fair value on such date.

      In addition, the investment manager of an Underlying ETF may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining an Underlying ETF's NAV. Significant events that could affect a large number of securities in a particular market may include: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals. One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Underlying ETF shares. However, it involves the risk that the values used by the Underlying ETFs to price their investments may be different from those used by other investment companies and investors to price the same investments.

      Foreign securities may trade in their local markets on days the Fund is closed. As a result, the NAV of the Fund or Underlying ETFs in which it invests that hold foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

HOW TO BUY SHARES
================================================================================

      The Fund is a no-load Fund. This means that shares may be purchased without imposition of any sales charges. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

ELIGIBLE INVESTORS

      Only eligible investors may purchase shares of the Fund. Eligible investors include members of the American College of Surgeons, their families and employees; affiliated retirement plans, physician practice plans and U.S. medical societies and associations with College membership representation; and Trustees of the Fund. Individuals must be a U.S. citizen or resident of the U.S. with a valid social security number to invest in the Fund.

MINIMUM INITIAL INVESTMENT

      The minimum initial investment in the Fund is $10,000, or $5,000 assuming an automatic investment plan of at least $100 per month is implemented. To make the Fund more accessible to the College's medical student members, resident members and associate fellows, the minimum initial investment requirements have been reduced to $500, $1,000 and $2,500, respectively. Each minimum investment requirement may be waived or reduced for certain types of retirement accounts and automatic investment plans, or in the Manager's sole discretion. Please see page 25 of this Prospectus for additional information on the required investment amounts pursuant to an "Automatic Investment Plan".

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

      BY MAIL. To open a new account by mail:

      o     Complete and sign the account application.

      o     Enclose a check payable to "Surgeons Diversified Investment Fund."

      o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

                  Surgeons Diversified Investment Fund
                  c/o Ultimus Fund Solutions, LLC
                  P.O. Box 46707
                  Cincinnati, Ohio 45246-0707

      All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No third party checks, cash, drafts, credit cards, travelers checks, credit card checks, starter checks, post-dated checks, money orders or cashiers checks of less than $10,000 will be accepted. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

      By sending your check to the Fund or the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      BY WIRE. To open a new account by wire, call the Transfer Agent at 1-800-208-6070. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

                  U.S. Bank
                  ABA # 042 0000 13
                  Attention: Surgeons Diversified Investment Fund Credit Account # 130107148152
                  Account Name ___________________
                  For Account # __________________

      The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund.

      An order is considered received when the Fund receives payment by wire in proper form. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account
- By Mail" above. Your financial institution may charge a fee for wiring funds.

      THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

      Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases may be made:

      o By sending a check, made payable to "Surgeons Diversified Investment Fund," to Surgeons Diversified Investment Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

      o     By wire to the Fund account as described under "Opening an Account -
            By  Wire."   Shareholders   should  call  the   Transfer   Agent  at
            1-800-208-6070 before wiring funds.

      o     Through your brokerage firm or other financial institution.

      o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

      BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $1,000 or $100, respectively. ACH is the electronic transfer of funds directly to the Fund from an account you maintain with a financial institution. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-208-6070. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-800-208-6070. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH share purchase transactions are completed when payment is received, approximately two business days following the placement of your order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. While the Fund may delay payment of the proceeds in this situation, the shareholder will receive the next determined NAV after the Fund receives the redemption request for shares redeemed. The shareholder will be held responsible for any fees incurred or losses suffered by the Fund as a result of any ACH transaction rejected for insufficient funds. Failure to notify the Fund in advance of an ACH transfer could result in a delay in completing your transaction.

      ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

      You may make automatic periodic investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be at least $5,000 and $100, respectively, under the automatic investment plan, unless the Manager has waived your investment minimum. For medical student members, resident members and associate fellows, the minimum investment requirements have been reduced to $500, $1,000 and $2,500, respectively, and the minimum subsequent investment for each membership type is $100. Please inquire with the Manager regarding a waiver of the investment minimum. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

PURCHASES IN KIND

      The Fund reserves the right to allow shareholders, subject to the Fund's prior approval, to purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment objective and policies) and that have values that are readily ascertainable in accordance with the Fund's valuation policies.

CUSTOMER IDENTIFICATION AND VERIFICATION

      The Fund is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person that opens an account. As a result, the Fund must obtain the following information when you open an account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

      You also may be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to check your identifying information against various databases. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING AN ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

      After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

      The Fund is designed to serve as a long-term investment vehicle and not as a frequent or short-term trading ("market timing") vehicle. Frequent short-term trading may adversely affect the interests of the Fund's long-term shareholders. Such trading has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.

      The Fund discourages frequent purchases and redemptions of shares of the Fund. With this goal in mind, the Board of Trustees has adopted policies and procedures that are intended to detect and prevent market timing in shares of the Fund. The Fund, through its service providers, monitors shareholder trading activity to help ensure compliance with the Fund's policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. The Fund also reserves the right to reject any purchase order or exchange request that it believes to involve excessive trading of Fund shares or to be potentially disruptive in nature. The Fund may modify any terms or conditions applicable to the purchase of Fund shares or modify its policies as it deems necessary to deter market timing.

      The Fund relies on its service providers to help enforce its market timing policies. The Fund reserves the right to reject any order placed from an omnibus account. Although the Fund has taken these steps to discourage frequent purchases and redemptions of shares, the Fund cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

      Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone.

      BY MAIL. You may redeem shares by mailing a written request to Surgeons Diversified Investment Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

      SIGNATURES. If the shares to be redeemed have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, your request must be made in writing with your signature guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the
STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion Program will not be accepted. The Transfer Agent will not accept signature guarantees by a notary public. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

      Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

      BY TELEPHONE. You also may redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-800-208-6070. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-208-6070. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 for outgoing wires.

      Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

      The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

      THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You also may redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

      The Fund normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days. While the Fund may delay the payment of proceeds in this situation, the shareholder will receive the next determined NAV after the Fund receives the redemption request for the shares redeemed.

MINIMUM ACCOUNT BALANCE

      Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $500 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN

      If the shares in your account have a value of at least $50,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-800-208-6070 for additional information.

REDEMPTIONS IN KIND

      The Fund reserves the right to pay redemptions by a distribution in-kind of securities rather than cash. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you convert these securities to cash, you should expect to incur transaction costs.

SHAREHOLDER STATEMENTS AND REPORTS
================================================================================

      As a Fund shareholder, you will receive:

      o     Confirmation statements;

      o     Quarterly account statements;

      o     Annual and semiannual reports with financial statements; and

      o     Year-end tax statements.

      Only one copy of a Prospectus  or an annual or  semiannual  report will be
sent  to  each  household   address.   Call  the  Transfer  Agent  toll-free  at
1-800-208-6070 to request additional copies of these documents.

DISTRIBUTIONS

================================================================================

      The Fund expects to distribute substantially all of its net investment income and net realized capital gains to its shareholders at least annually. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash.

TAXES

================================================================================

      The  following  information  is  meant  as  a  general  summary  for  U.S.
taxpayers. Additional information appears in the Statement of Additional Information. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

      The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

      Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

      The Fund's transactions in Underlying ETFs are subject to special tax rules. These rules and rules applicable to wash sales, straddle transactions and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

      When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

      You will be notified by February 15 of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

      Federal law requires the Fund to withhold taxes on distributions (presently at the rate of 28%) paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

      Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

      NON-U.S. INVESTORS. The Fund generally does not sell shares to non-citizens residing outside the U.S. Shareholders who are not U.S. taxpayers and who reside outside the U.S. may experience adverse tax consequences, including possible withholding of U.S. federal tax from distributions otherwise payable to them, as a result of their status or as a result of certain of the Fund's investment strategies and policies. Shareholders residing outside the U.S. should consult their tax advisors as to the tax consequences of owning Fund shares.

FINANCIAL HIGHLIGHTS
================================================================================

      The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available without charge upon request.

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                PERIOD
                                                               YEAR ENDED        ENDED
                                                               AUGUST 31,      AUGUST 31,
                                                                  2008          2007(a)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $    11.03     $    10.00
                                                               ----------     ----------
Income (loss) from investment operations:
   Net investment income ...................................         0.28           0.13
   Net realized and unrealized gains (losses) on investments        (1.01)          1.00
                                                               ----------     ----------
Total from investment operations ...........................        (0.73)          1.13
                                                               ----------     ----------
Less distributions:
   From net investment income ..............................        (0.18)         (0.10)
   From net realized gains from security transactions ......        (0.01)          --
                                                               ----------     ----------
Total distributions ........................................        (0.19)         (0.10)
                                                               ----------     ----------

Net asset value at end of period ...........................   $    10.11     $    11.03
                                                               ==========     ==========

Total return (b) ...........................................       (6.72%)        11.32%(c)
                                                               ==========     ==========

Net assets at end of period (000's) ........................   $   23,785     $   44,783
                                                               ==========     ==========

Ratio of net expenses to average net assets (e) ............        1.08%          1.35%(d)


Ratio of net investment income to average net assets .......        2.21%          1.37%(d)

Portfolio turnover rate ....................................          25%             4%(c)

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.
(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d)   Annualized.
(e) Absent investment management fee waivers by the Manager, the ratio of expenses to average net assets would have been 1.86% and 1.96%(d) for the periods ended August 31, 2008 and 2007, respectively.

                               CUSTOMER PRIVACY POLICY
================================================================================
--------------------------------------------------------------------------------
      WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

      In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

      o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

      o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

      o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

      We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

      WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

      To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about you or former customers to anyone, except as permitted to serve your account or required by law.

      We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

      WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

      We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

      We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

      This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

      This privacy policy notice is for Surgeons Diversified Investment Fund, Surgeons Asset Management, LLC, the Fund's investment manager, and Ultimus Fund Distributors, LLC, the Fund's principal underwriter.

      IF YOU HAVE ANY QUESTIONS ABOUT THE CONFIDENTIALITY OF YOUR CUSTOMER INFORMATION, PLEASE CALL 1-800-208-6070 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.
--------------------------------------------------------------------------------

            INVESTMENT MANAGER
            Surgeons Asset Management, LLC
            633 N. Saint Clair Street
            Chicago, Illinois 60611-3211
            (312) 202-5056

            SUBADVISER
            Northern Trust Investments, N.A.
            50 South LaSalle Street
            Chicago, Illinois 60603

            ADMINISTRATOR/TRANSFER AGENT
            Ultimus Fund Solutions, LLC
            225 Pictoria Drive, Suite 450
            Cincinnati, Ohio 45246
            1-800-208-6070

            CUSTODIAN
            The Northern Trust Company
            50 South LaSalle Street
            Chicago, Illinois 60603

            INDEPENDENT REGISTERED
            PUBLIC ACCOUNTING FIRM
            Ernst & Young LLP
            1900 Scripps Center
            312 Walnut Street
            Cincinnati, Ohio 45202

            LEGAL COUNSEL
            Bell, Boyd & Lloyd LLP
            Three First National Plaza
            70 West Madison Street, Suite 31
            Chicago, Illinois 60602

                              FOR MORE INFORMATION
================================================================================

For more detailed information on the Fund, you may request the Statement of Additional Information ("SAI"), which is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

The Fund publishes annual and semiannual reports to shareholders that contain additional information on the Fund's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

The Fund makes available the SAI and annual and semiannual reports, free of charge, on the Fund's website (www.surgeonsfund.com). You also may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions, LLC at the address on the previous page. You also may call toll-free:

                                  800.208.6070

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You also may request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Commission at 202.942.8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's website at http://www.sec.gov.

Copies of information on the Commission's website may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.

[LOGO OMITTED]    SERVING THE MEMBERSHIP OF THE
                  AMERICAN COLLEGE OF SURGEONS

            | DIVERSIFIED     633 N. Saint Clair St.
SURGEONS    | INVESTMENT      Chicago, IL 60611
            | FUND            Voice 800.208.6070  Fax 312.202.5026

                              www.surgeonsfund.com

                              Investment Company Act File No. 811-21868

                      SURGEONS DIVERSIFIED INVESTMENT FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                December 29, 2008

      Surgeons Diversified Investment Fund (the "Fund") is a series of Surgeons Diversified Investment Fund. This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Fund's Prospectus dated December 29, 2008. This SAI incorporates by reference information from the Fund's Annual Report dated August 31, 2008. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by writing to the Fund at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling toll-free 1-800-208-6070, or on the Fund's website at www.surgeonsfund.com.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

INFORMATION ABOUT THE FUND AND SURGEONS ASSET MANAGEMENT.......................2

INVESTMENT RESTRICTIONS.......................................................10

TRUSTEES AND OFFICERS.........................................................11

PRINCIPAL SHAREHOLDERS........................................................13

MANAGEMENT OF THE FUND........................................................14

CALCULATION OF NET ASSET VALUE................................................17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................18

SPECIAL SHAREHOLDER SERVICES..................................................18

PORTFOLIO TRANSACTIONS........................................................20

PROXY VOTING..................................................................20

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................22

OTHER SERVICE PROVIDERS.......................................................24

GENERAL INFORMATION...........................................................28

ADDITIONAL TAX INFORMATION....................................................28

AUDITED FINANCIAL STATEMENTS..................................................31

APPENDIX A: RATINGS DESCRIPTIONS.............................................A-1

APPENDIX B: PROXY VOTING POLICIES............................................B-1

            INFORMATION ABOUT THE FUND AND SURGEONS ASSET MANAGEMENT

      Surgeons Diversified Investment Fund (the "Fund") is a series of Surgeons Diversified Investment Fund (the "Trust"), a diversified open-end management investment company. The Trust was organized under the laws of the State of Ohio on March 13, 2006. Surgeons Asset Management, LLC (the "Manager") provides investment management services to the Fund.

      The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with those strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

                              INVESTMENT OBJECTIVE

      The Fund seeks to provide long-term capital appreciation and income. The Board of Trustees may change the Fund's investment objective without the approval of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                         INVESTMENT TECHNIQUE AND RISKS

      The Fund seeks to achieve its investment objective by investing up to 100% of its net assets in Exchange Traded Funds ("ETF(s)") and Exchange Traded Notes ("ETN(s)," and together with ETFs, the "Underlying ETFs"). An ETF is an investment company that is registered under the 1940 Act that holds a portfolio of common stocks designed to track the performance of a particular index or basket of securities. An ETN is a type of unsecured, unsubordinated debt security that does not provide for periodic coupon payments and has no principal protection feature. In addition to investments in shares of the Underlying ETFs, the Fund may invest in U.S. government securities, high-quality short-term instruments, cash and cash equivalents. In addition to the Fund's operating expenses, investors will indirectly pay a proportional share of the operating expenses of the Underlying ETFs. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Underlying ETF.

      The Fund invests in shares of the Underlying ETFs and its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the allocation of the Fund's assets among the Underlying ETFs by the Manager and Northern Trust Investments, N.A. (the "ETF Subadviser"). The Fund's investments in ETNs are impacted not only by the ETN's ability to meet its investment objective, but also by the issuer's credit rating. For example, if an ETN issuer's credit rating is downgraded, it is possible the value of the ETN may drop despite no change in the value of the underlying index. Accordingly, the Fund's investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as identified in the Prospectus, in direct proportion to the amount of assets the Fund allocates to the Underlying ETFs utilizing such strategies.

      BORROWING. The Fund may borrow money from banks in an amount not to exceed 33% of the value of its total assets. The Fund expects to use borrowing on a limited basis and primarily to satisfy redemption requests in excess of available cash. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit the Fund's net investment income in any given period.

      Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of the Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed, or any gain in value less than the cost of amounts borrowed, would cause net asset value to decline more than would otherwise be the case.

      MONEY MARKET MUTUAL FUNDS. For liquidity purposes, the Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that the Fund may not acquire more than 3% of the total outstanding shares of any money market fund, and provided further that no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds and all other investment companies (subject to 1940 Act limitations) in the aggregate. (To the extent that investments represent beneficial ownership interests in "baskets" of securities of companies which are not registered investment companies under the 1940 Act, or are ETFs that are exempt from percentage limitations pursuant to an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the percentage investment limitations set forth in the 1940 Act will not apply.) Notwithstanding the forgoing percentage limitations, the Fund may invest any percentage of its assets in a money market fund if immediately after such purchase not more than 3% of the total outstanding shares of such money market fund are owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expenses due to the duplication of expenses to the extent it invests in securities of money market mutual funds.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES. The Fund may invest in derivative instruments with principal payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the Dow Jones-AIG Commodity Index Total Return ETN. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. An Underlying ETF may invest in futures contracts and/or options on futures contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given investment not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. There can be no assurance that a liquid market will exist at a time when an Underlying ETF seeks to close out a futures or a futures option position, and that Underlying ETF would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

      STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while an Underlying ETF is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

      REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for an Underlying ETF. If the nature of hedgers and speculators in futures markets has shifted when it is time for an Underlying ETF to reinvest the proceeds of a maturing contract in a new futures contract, the Underlying ETF might reinvest at higher or lower futures prices, or choose to pursue other investments.

      OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject an Underlying ETF's investments to greater volatility than investments in traditional securities.

THE UNDERLYING ETFS

      Each Underlying ETF is a registered investment company or a type of unsecured, unsubordinated debt security with a stated investment objective and is subject to various investment policies and restrictions. The Underlying ETFs in which the Fund currently intends to invest are series of iShares(R) Trust, iShares(R), Inc., Vanguard(R) World Funds, Vanguard(R) Specialized Funds, iPath ETNs, and SPDR(R) Trust, each of which files financial and other information with the SEC. Such information is publicly available at www.sec.gov, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the Fund's Prospectus or this SAI). The Fund also may invest in other exchange-traded funds that may become available for investment in the future at the discretion of the Manager, without shareholder approval. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs and ETNs.

      The Fund generally expects to purchase shares of the Underlying ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an Underlying ETF may also be acquired by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the Underlying ETF's custodian, in exchange for which the Underlying ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an Underlying ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the ETF Subadviser believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the Underlying ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

      Investments  in  the  Underlying  ETFs  involve  certain   inherent  risks
generally associated with investments in a broadly-based portfolio of stocks including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Underlying ETF or other instrument; (2) an Underlying ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Underlying ETF and the index with respect to the weighting of securities or number of stocks held; (3) an Underlying ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based;
(4) an Underlying ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF's net asset value; and (5) an Underlying ETN may be negatively impacted by a downgrade in the credit rating of the issuer.

      There  is  a  risk  that  the   Underlying   ETFs  may  terminate  due  to
extraordinary events. For example, any of the service providers to the Underlying ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the Underlying ETF, and the Underlying ETF may not be able to find a substitute service provider. Also, the Underlying ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective Underlying ETFs may also terminate. In addition, an Underlying ETF may terminate if its net assets fall below a certain amount.

      Although the Fund believes that, in the event of the termination of an Underlying ETF, it will be able to invest instead in shares of an alternate Underlying ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate Underlying ETF would be available for investment at that time.

      LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares,
(ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs (including the Underlying ETFs) that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Manager and the ETF Subadviser) does not acquire more than 3% of the total outstanding stock of such

Underlying ETF, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an Underlying ETF purchased in reliance on Section 12(d)(1)(F), the Underlying ETF is not obligated to redeem an amount exceeding 1% of the Underlying ETF's outstanding shares during a period of less than 30 days.

      Set forth below is a description of securities (and related risks) that may be invested in by certain of the Underlying ETFs.

      The discussion below does not include investment strategies and techniques (including investments in options and futures, entering into repurchase agreements and swap agreements, and engaging in securities lending) that may be utilized. To the extent that the use of such strategies and techniques leads to a lack of correlation between an Underlying ETF and its underlying index, the performance of the Fund could be adversely impacted.

      FOREIGN SECURITIES. Certain Underlying ETFs may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

      To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of an Underlying ETF's investments in one country may offset potential gains from investments in another country.

      Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of an Underlying ETF are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying ETF. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case an Underlying ETF could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying ETF, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

      Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

      The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

      Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying ETF may temporarily hold cash in foreign currencies. The value of an Underlying ETF's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Underlying ETF may incur costs in connection with conversions between various currencies. An Underlying ETF's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

      U.S. GOVERNMENT SECURITIES. Certain Underlying ETFs may invest in U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer.

U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently.

      MORTGAGE-BACKED SECURITIES. Certain Underlying ETFs may invest in securities that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"). Mortgage-Backed Securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued Mortgage-Backed Securities are normally structured with one or more types of "credit enhancement." However, these Mortgage-Backed Securities typically do not have the same credit standing as U.S. government guaranteed Mortgage-Backed Securities.

      Mortgage-Backed Securities may include multiple class securities, including collateralized mortgage obligations ("CMOs"), and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate, and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

      Sometimes, however, CMO classes are "parallel pay," I.E., payments of principal are made to two or more classes concurrently. In some cases, CMOs may have the characteristics of a stripped mortgage-backed security whose price can be highly volatile. CMOs may exhibit more or less price volatility and interest rate risk than other types of Mortgage-Backed Securities, and under certain interest rate and payment scenarios, an Underlying ETF may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

      Mortgage-Backed   Securities   also   include   stripped   Mortgage-Backed
Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities that are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

PORTFOLIO TURNOVER

      Each Underlying ETF may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity or fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Underlying ETF may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Underlying ETFs to receive favorable tax treatment. The Underlying ETFs are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

                             INVESTMENT RESTRICTIONS

      The Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. When used in this SAI and the Prospectus, a "majority" of the Fund's outstanding shares means the vote of the lesser of: (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

      The Fund may not:

      1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

      2. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer (except that such limitation does not apply to U.S. Government securities or securities of other investment companies, including the Underlying ETFs).

      3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33% of the value of its total assets.

      4. Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33% of the value of its total assets; and (iii) by investing in repurchase agreements.

      5. Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

      6. Purchase securities of companies for the purpose of exercising control.

      7. Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

      8. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon and commodity index ETFs.

      Except with respect to the percentage limitations relative to the borrowing of money (investment restriction number 3 above), if a percentage limitation set forth above, or stated elsewhere in this SAI or in the Prospectus, is met at the time an investment is made, a later change in percentage resulting from a change in the value of the Fund's investments or in the net assets of the Fund will not constitute a violation of such percentage limitation.

                              TRUSTEES AND OFFICERS

      The Board of Trustees has overall responsibility for the conduct of the affairs of the Fund. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Board of Trustees may fill any vacancy on the Board provided that after such appointment, at least two-thirds of the Trustees have been elected by shareholders.

      The Board of Trustees elects the officers of the Fund. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed or disqualified. The Board of Trustees may remove any officer, with or without cause, at any time.

      The names, ages and addresses of the Trustees and executive officers, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during the last five years are shown below.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                               PRINCIPAL OCCUPATIONS DURING      FUND COMPLEX
NAME, AGE,  ADDRESS,               DATE FIRST ELECTED OR          PAST 5 YEARS AND OTHER          OVERSEEN BY
POSITIONS HELD WITH THE FUND        APPOINTED TO OFFICE             DIRECTORSHIPS HELD              TRUSTEE
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
James W. Atkinson                        July 2006          Executive Vice President and               1
(age 58)                                                    Chief Financial Officer of Ariel
633 N. Saint Clair Street                                   Capital Management, a registered
Chicago, IL  60611                                          investment adviser, from 1995 to
                                                            June 2005.

Michael Abecassis, M.D., MBA             July 2006          Associate Medical Director of              1
(age 50)                                                    United Healthcare from 1999 to
633 N. Saint Clair Street                                   present; Associate Professor at
Chicago, IL  60611                                          Northwestern University from 2000
                                                            to September 2004; and Professor
                                                            at Northwestern University since
                                                            September 2004.

INTERESTED TRUSTEE:
John L. Cameron, M.D.*                   July 2006          Professor at The Johns Hopkins             1
(age 72)                                                    Hospital from 1970 to present.
633 N. Saint Clair Street
Chicago, IL  60611

EXECUTIVE OFFICERS:
Savitri P. Pai                           July 2006          Chief Operating Officer of                 1
(age 42)                                                    Surgeons Asset Management, LLC
President                                                   since April 2006; General
633 N. Saint Clair Street                                   Counsel, Chief Compliance Officer
Chicago, IL  60611                                          and Head of Operations for CCM
                                                            Advisors, LLC (a registered
                                                            investment adviser) and Chief Legal
                                                            Officer and Chief Compliance Officer
                                                            of AHA Investment Funds, Inc. (a
                                                            registered investment company) from
                                                            March 2003 to March 2006.

Mark J. Seger                           March 2006          Managing Director of Ultimus Fund          1
(age 46)                                                    Solutions, LLC (a registered
Treasurer                                                   transfer agent) and Ultimus Fund
225 Pictoria Drive, Suite 450                               Distributors, LLC (a registered
Cincinnati, OH 45246                                        broker-dealer).

Robert G. Dorsey                         July 2006          Managing Director of Ultimus Fund          1
(age 51)                                                    Solutions, LLC and Ultimus Fund
Vice President                                              Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

John F. Splain                          March 2006          Managing Director of Ultimus Fund          1
(age 52)                                                    Solutions, LLC and Ultimus Fund
Secretary                                                   Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

David D. Jones                           July 2006          Managing Member of Drake                   1
(age 50)                                                    Compliance, LLC (a compliance
Chief Compliance Officer                                    consulting firm) since January
395 Sawdust Road  #2137                                     2004; Attorney, David Jones &
The Woodlands, TX  77380                                    Assoc., P.C. (a law firm) since
                                                            January 1998; President and CEO
                                                            of Citco Mutual Fund Services,
                                                            Inc. (a registered transfer
                                                            agent) from February 2001 to May
                                                            2003.

* John L. Cameron is an "interested person" of the Fund, as defined in the 1940 Act, because of his leadership role in the American College of Surgeons.

      The Board of Trustees has established a Committee of Independent Trustees. The members of the Committee are James W. Atkinson and Michael Abecassis, the Independent Trustees on the Board. The Committee is responsible for, among other things, overseeing the

Fund's accounting and financial reporting policies and the annual audit of the financial statements of the Fund, and selecting the Fund's independent registered public accounting firm. The Committee met four times during the fiscal year ended August 31, 2008.

      TRUSTEE COMPENSATION. Compensation is paid only to Trustees who are not interested persons of the Fund or the Manager (the "Independent Trustees"). Each Independent Trustee receives from the Fund a fee of $1,000 for attendance at each meeting of the Board of Trustees and a fee of $750 for attendance at each Committee meeting. In addition, the Chairman of the Committee of Independent Trustees receives an annual retainer of $3,000, payable quarterly. The Independent Trustees also are reimbursed for travel expenses incurred in connection with attending meetings. The Fund has no retirement, deferred compensation or pension plan. The following table provides compensation paid during the fiscal year ended August 31, 2008.

-------------------------------------------------------------------------------------------------------------
                                                                                                  Total
                                    Aggregate                                                Compensation for
                                 Compensation for      Pension or       Estimated Annual     Services to the
                                 Services to the       Retirement         Benefits Upon       Fund and Fund
      Name of Trustee                  Fund         Benefits Accrued       Retirement            Complex
-------------------------------------------------------------------------------------------------------------
John L. Cameron                        None               None                None                 None
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-------------------------------------------------------------------------------------------------------------
James W. Atkinson                     $9,250              None                None                $9,250
-------------------------------------------------------------------------------------------------------------
Michael Abecassis, M.D., MBA          $6,750              None                None                $6,750
-------------------------------------------------------------------------------------------------------------

      TRUSTEE OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund as of December 31, 2007.

----------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF SHARES
                                    DOLLAR RANGE OF FUND SHARES              OF ALL FUNDS
NAME OF TRUSTEE                         OWNED BY THE TRUSTEE              OVERSEEN BY TRUSTEE
----------------------------------------------------------------------------------------------------
John L. Cameron, M.D.                      Over $100,000                     Over $100,000
----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------
James W. Atkinson                               None                             None
----------------------------------------------------------------------------------------------------
Michael Abecassis, M.D., MBA             $10,001 - $50,000                 $10,001 - $50,000
----------------------------------------------------------------------------------------------------

                             PRINCIPAL SHAREHOLDERS

      As of December 2, 2008, the following accounts owned of record or beneficially 5% or more of the Fund's outstanding shares:

-----------------------------------------------------------------------------------------------------------------
                                             Number of Fund          Percentage of Fund's
   Name and Address of Shareholder            Shares Owned            Outstanding Shares        Type of Ownership
-----------------------------------------------------------------------------------------------------------------
ASTS Foundation                                181,089.192                  7.75%               Record/Beneficial
2461 South Clarke Street, Suite 640
Arlington, Virginia 22202
-----------------------------------------------------------------------------------------------------------------

      As of December 2, 2008, the officers and Trustees of the Fund as a group owned of record and/or beneficially less than 1% of the Fund's outstanding shares.

                             MANAGEMENT OF THE FUND

INVESTMENT MANAGER

      Surgeons Asset Management, LLC (the "Manager") serves as investment manager to the Fund pursuant to an investment management contract approved by the Board of Trustees on July 21, 2006 and dated September 1, 2006 (the "Management Contract"). The Manager is a registered investment adviser that currently manages the Fund as its sole client. Subject to the Fund's investment objective and policies, the Manager is responsible for determining the asset allocation of the Fund, determining when to rebalance the Fund, evaluating and selecting the Underlying ETFs in which the Fund may invest and monitoring the ETF Subadviser's investments in the Underlying ETFs. Subject to the general supervision of the Fund's Board of Trustees, the Manager provides advice as to the Fund's investments in the Underlying ETFs, including determinations as to changes in the ETFs in which the Fund may invest and the percentage range of the Fund's assets that may be invested in the Underlying Equity ETFs and the Underlying Fixed Income ETF(s) as separate groups. The Manager will also select and recommend the Fund's subadviser(s), as appropriate, to the Board for its approval and supervises the Fund's non-advisory operations.

      For these services, the Fund pays the Manager a monthly fee computed at the annual rate of 1.00% of the Fund's average daily net assets. The Fund and the Manager have also entered into an Expense Limitation Agreement pursuant to which the Manager has contractually agreed to reduce management fees and/or reimburse the Fund to the extent necessary to limit the "ratio of net expenses to average net assets," as disclosed in the Financial Highlights section of the current prospectus, to an amount that, when added to the underlying costs of investing in the Underlying ETFs held by the Fund, and based upon such Underlying ETF expenses incurred during the Fund's most recently completed fiscal year, it will result in a total annual operating expense ratio (Fund expenses plus expenses of Underlying ETFs) not to exceed 1.08% (the "Expense Cap"). In addition, under the terms of the Expenses Limitation Agreement, the Manager is not responsible for brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto. The Manager may, at any time, recommend to the Board of Trustees a reduction in the agreed upon Expense Cap, and, upon the approval or ratification by the Board of Trustees, will supersede this Expense Cap. Any such fee reductions by the Manager, or payments by the Manager of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's Net Annual Fund Operating Expenses to exceed the Expense Cap, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment.

      During the fiscal periods ended August 31, 2008 and 2007, the Fund accrued investment management fees of $422,130 and $275,547, respectively. However, pursuant to the Expense

Limitation Agreement, for the fiscal periods ended August 31, 2008 and 2007, the Manager received $94,060 and $104,741, repectively.

      As of August 31, 2008, the Manager may in the future recoup fee reductions totaling $498,876. The Manager may recoup a portion of such amounts no later that the dates as stated below:

                      August 31, 2010    August 31, 2011
                      ---------------    ---------------

                          $170,806           $328,070

      The Management Contract shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Management Contract is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Manager. The Management Contract also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

      From its own assets, the Manager may make payments based on current assets to selected financial intermediaries that were instrumental in the acquisition or retention of accounts for the Fund or that performed services with respect to Fund shareholders. The amount of these payments is determined from time to time by the Manager, may be substantial, and may differ among such intermediaries. The Manager will determine the eligibility requirements for such payments to institutional intermediaries.

      The Manager may pay fees, from it's own assets, to financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Fund. These fees are in addition to any fees that may be paid by the Fund for these types of or other services.

ETF SUBADVISER

      Northern Trust Investments, N.A. (the "ETF Subadviser"), has been retained by the Manager to manage the Fund's investments pursuant to a subadvisory agreement dated September 1, 2006 among the ETF Subadviser, the Manager and the Fund (the "Subadvisory Agreement"). The ETF Subadviser manages the Fund's portfolio and continuously administers the Fund's investment program. The ETF Subadviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended, located at 50 South LaSalle Street, Chicago, Illinois 60675. The ETF Subadviser primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. It is a subsidiary of The Northern Trust Company ("NTC"), which acts as the Fund's Custodian. NTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust

Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of September 30, 2008, Northern Trust Corporation and its subsidiaries had assets under custody of $3.5 trillion, and assets under investment management of $652.4 billion.

      Under the terms of the Subadvisory Agreement, the Manager (not the Fund) pays the ETF Subadviser for its services to the Fund. The aggregate fee paid to the ETF Subadviser is equal to 0.30% of the Fund's average daily net assets, subject to a minimum annual fee of $42,000 ($10,500 quarterly).

      The Subadvisory Agreement remains in force from year to year, provided such continuance is approved at least annually by: (1) the Board of Trustees or
(2) a vote of the majority of the Fund's outstanding voting shares; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement may be terminated at any time, on 60 days written notice, without payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting shares, or by the ETF Subadviser. The Subadvisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

ADDITIONAL INFORMATION

      The Management Contract and the Subadvisory Agreement each provide that the Manager and the ETF Subadviser, respectively, shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager or the ETF Subadviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

PORTFOLIO MANAGER

      Grant Johnsey is the Portfolio Manager of the Fund.

OTHER ACCOUNTS MANAGED (AS OF AUGUST 31, 2008)

      The Portfolio Manager, along with other members of the ETF Subadviser's management team, managed 480 transition assignments, with a total value of $50 billion, and 45 cash/equity overlay assignments, with a total value of $2 billion. None of these accounts paid an advisory fee based on performance. The Portfolio Manager has not otherwise been responsible for the day-to-day managements of other accounts.

POTENTIAL CONFLICTS OF INTEREST

      The Portfolio Manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. The Portfolio Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The ETF Subadviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, it has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, it has adopted policies limiting the circumstances under which cross-trades may be effected. The ETF Subadviser conducts periodic reviews of trades for consistency with these policies.

COMPENSATION

      The  compensation  for the Portfolio  Manager is based on the  competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of the investment management unit plus a qualitative evaluation of the Portfolio Manager's performance and contribution to his management team. The variable incentive award is not based on performance of the Fund or the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

OWNERSHIP OF FUND SHARES

      As of August 31, 2008, the Portfolio Manager did not own any shares of the Fund.

                         CALCULATION OF NET ASSET VALUE

      The net asset value of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      For purposes of computing the net asset value of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing

Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. Options traded on national securities exchanges are valued at a price between the closing bid and ask prices determined to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Fund. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase or redemption order in proper form.

      The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for reasons other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

      The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but it has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments, in whole or in part, in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

      As noted in the Prospectus, the Fund offers the following shareholder services:

      REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing such transaction.

      AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified, which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the first business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent. Please see the Fund's current Prospectus for applicable investment minimums.

      AUTOMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $50,000 or more may establish an Automatic Withdrawal Plan. A shareholder may receive monthly, quarterly or annual payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, quarterly or annually as specified). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

      Instructions for establishing this service are available by calling the Fund at 1-800-208-6070. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses. The Automatic Withdrawal Plan may be terminated at any time by the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-208-6070, or by writing to:

                      Surgeons Diversified Investment Fund
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

      TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, please call or write the Transfer Agent.

                             PORTFOLIO TRANSACTIONS

      Pursuant to the Subadvisory Agreement, the ETF Subadviser determines, subject to the general supervision of the Manager and the Board of Trustees and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are to execute the Fund's portfolio transactions. The ETF Subadviser seeks the most favorable price and execution in the purchase and sale of securities.

      Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices.

      Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

      The ETF Subadviser selects broker-dealers with the goal of obtaining "best execution." The ETF Subadviser will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded. Recognizing the value of the factors listed above, the ETF Subadviser may cause the Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction.

      During the fiscal periods ended August 31, 2008 and 2007, the Fund paid brokerage commissions of $1,932 and $5,478, repsectively. The difference in brokerage commissions paid by the Fund during each of the past two fiscal years was primarily the result of significant capital share activity in the Fund during the fiscal period ended August 31, 2007.

                                  PROXY VOTING

      The Fund, the Manager and the ETF Subadviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities.

The Proxy Voting Policies and Procedures of the Fund, the Manager and the ETF Subadviser are attached to this SAI as Appendix B. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available, without charge upon request, by calling 1-800-208-6070 or on the SEC's website at http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board of Trustees of the Fund has adopted policies and procedures to govern the disclosure of portfolio holdings. The Board of Trustees periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund's shareholders. The procedures identify the circumstances under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. The release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the Board, must be approved by the Fund's chief compliance officer, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

      Except as provided in the Fund's policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holdings of the Fund may be provided to any person. No person or entity may receive any compensation or other consideration (including any agreement to maintain assets in the Fund) for the disclosure of the Fund's portfolio holdings. The Fund's chief compliance officer is responsible for monitoring the use and disclosure of information relating to the Fund's portfolio holdings.

      PUBLIC DISCLOSURE. A complete list of the Fund's portfolio holdings is included in the reports the Fund files with the SEC after the end of each quarter. The Fund will disclose portfolio holdings information of the Fund on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual period and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Fund's fiscal year).

      Disclosure of statistical or descriptive information about the Fund's holdings that does not specifically name the securities held is not prohibited by the Fund's policy on the release of portfolio holdings.

      RELEASE OF PORTFOLIO HOLDINGS TO FUND SERVICE PROVIDERS AND OTHER THIRD PARTIES. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by the Fund's chief compliance officer, such disclosure in the manner and at the time proposed is consistent with the Fund's legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure: (a) to the Trustees of or service providers to the Fund who have a reasonable need of that information to perform their services for the Fund, including, but not limited to the Manager and the Fund's distributor, administrator, transfer agent, custodian, legal counsel and independent registered public accounting firm; (b) disclosure to broker-dealers or other counterparties, research providers or analytical services of lists of holdings or lists of securities of interest in connection with their provision of brokerage, research or analytical services; and (c) in connection with redemptions in-kind permitted under the Fund's policy on redemptions in-kind.

      SERVICE PROVIDERS. Below is a table that lists service providers receiving portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information), of portfolio information.

-----------------------------------------------------------------------------------------------------
                                        FREQUENCY OF ACCESS TO PORTFOLIO
       TYPE OF SERVICE PROVIDER                   INFORMATION                  RESTRICTIONS ON USE
-----------------------------------------------------------------------------------------------------
Manager and ETF Subadviser              Daily                               Contractual and Ethical
-----------------------------------------------------------------------------------------------------
Administrator (fund accountant and      Daily                               Contractual and Ethical
transfer agent)
-----------------------------------------------------------------------------------------------------
Custodian                               Daily                               Contractual and Ethical
-----------------------------------------------------------------------------------------------------
Auditor                                 During annual audit                 Ethical
-----------------------------------------------------------------------------------------------------
Legal counsel                           Regulatory filings, board           Ethical
                                        meetings, and if a legal issue
                                        regarding the portfolio requires
                                        counsel's review
-----------------------------------------------------------------------------------------------------
Broker/Dealers through which Fund       Daily access to purchase and/or     Contractual and Ethical
purchases and sells are effected        sale activity
-----------------------------------------------------------------------------------------------------

      RATING AND RANKING ORGANIZATIONS. Below is a table listing the groups that are currently receiving portfolio information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

-----------------------------------------------------------------------------------------------------------------------
                                                                                               RECEIPT OF COMPENSATION
                                                                                               OR OTHER CONSIDERATION
NAME OF RATING OR RANKING                                  TIMING OF RELEASE AND CONDITIONS    BY THE FUND OR
ORGANIZATION                    INFORMATION PROVIDED       OR RESTRICTIONS ON USE              AFFILIATED PARTY
-----------------------------------------------------------------------------------------------------------------------
Bloomberg L.P.                  CUSIP, shares/par,         Provided monthly, with a 30-day              None
                                market value               lag.  No formal conditions or
                                                           restrictions. Bloomberg indicates
                                                           that it requires all employees
                                                           to sign confidentiality
                                                           agreements acknowledging that all
                                                           information received during their
                                                           employment must be used for
                                                           legitimate business purposes only.
-----------------------------------------------------------------------------------------------------------------------
Morningstar, Inc.               CUSIP, description,        Provided monthly, with a 30-day              None
                                shares/par, market value   lag. No formal conditions or
                                                           restrictions.
-----------------------------------------------------------------------------------------------------------------------
Lipper                          CUSIP, description,        Provided monthly, with a 30-day              None
                                shares/par                 lag.  No formal conditions or
                                                           restrictions. Lipper indicates
                                                           that it will not trade based on
                                                           the Fund's portfolio information,
                                                           and it prohibits its employees
                                                           from any such trading.
-----------------------------------------------------------------------------------------------------------------------


      EXCEPTIONS TO POLICY. Exceptions to the policy on the release of portfolio holdings must be (i) based on a determination by the Fund's chief compliance officer that such disclosure in the manner and at the time proposed is consistent with the Fund's legitimate business purpose and (ii) made pursuant to a written agreement under which the person or entity receiving portfolio holdings information is subject to a duty of confidentiality and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available.

      The Fund's chief compliance officer is responsible for keeping written records of any exceptions granted. Any exceptions are required to be reported to the Board of Trustees no later than at the next regularly scheduled board meeting after an exception is made. The Fund has determined to allow an exception to its policy and permit the release of its portfolio holdings to Morningstar, Inc. and Lipper without entering into a written confidentiality agreement.

      For the portfolio holdings disclosure policy of an Underlying ETF, please refer to the statement of additional information for such Underlying ETF.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

      Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements").

      As Administrator, Ultimus Fund Solutions, LLC assists in supervising all operations of the Fund (other than those performed by the Manager under the Management Contract). Ultimus has agreed to perform or arrange for the performance of the following services (under the Administration Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

      -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

      -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

      -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies by the Transfer Agent;

      --    reviews the provision of dividend disbursing services to the Fund;

      -- determines the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Fund's Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

      -- prepares and files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

      -- monitors compliance of the Fund's operation with the 1940 Act and with its investment policies and limitations; and

      -- makes such reports to the Fund's Board of Trustees as the Board reasonably requests.

      As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

      As Transfer Agent, Ultimus performs the following services in connection with the Fund's shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

      Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month. The fee payable by the Fund to Ultimus as Fund Accountant is $30,000 per year plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The Fund also pays Ultimus $250 per month for performance reporting and reimburses Ultimus for the cost of daily portfolio price quoting services utilized by Ultimus. The fee payable by the Fund to Ultimus as Transfer Agent is at the annual rate of $20 per shareholder account, subject to a minimum annual fee of $18,000. The Fund also reimburses Ultimus for its expenses and various incidental fees incurred in serving as Administrator, Fund Accountant and Transfer Agent.

      Unless sooner terminated as provided therein, the Service Agreements between the Fund and Ultimus are renewed automatically for successive one-year periods. The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

      During the fiscal year ended August 31, 2008, Ultimus received $63,362, $34,224 and $18,000 for its services as Administrator, Fund Accountant and Transfer Agent, respectively. During the fiscal period ended August 31, 2007, Ultimus received $44,536, $30,265 and $16,500 for its services as Administrator, Fund Accountant and Transfer Agent, respectively.

PRINCIPAL UNDERWRITER

      Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Fund under a written agreement for such services. The Distributor is a wholly-owned subsidiary of Ultimus.

      The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Distribution Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by the Distributor of its obligations and duties thereunder.

      During the fiscal periods ended August 31, 2008 and 2007, Ultimus received $6,000 and $6,000, respectively, for distribution services.

DISTRIBUTION PLAN

      As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Fund to pay for expenses incurred in the distribution and promotion of its shares. Under the terms of the Plan, the Fund may pay for various expenses incurred in connection with the distribution of shares, including payments to the Distributor, securities dealers and others who are engaged in the sale of shares, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, or in connection with shareholder support services which the Fund may reasonably request and which are not otherwise provided by the Fund's transfer agent. The Fund is authorized to engage in such activities, either directly or through other persons with which the Fund has entered into agreements related to the Plan, and to pay directly, or reimburse the Manager for, any such fees or other costs. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. Unreimbursed expenses will not be carried over from year to year, nor will the Fund have any obligation for unreimbursed expenses upon termination of the Plan.

      During the fiscal year ended August 31, 2008, the Fund paid $7,296 of distribution-related expenses. All distribution-related expenses paid during the fiscal year ended August 31, 2008 was in the form of compensation to broker-dealers. For the fiscal period ended August 31, 2007, the Fund did not pay any distribution-related expenses. All distribution-related expenses incurred during such period were paid by the Manager.

      The continuance of the Plan must be specifically approved at least annually by a vote of the Fund's Board of Trustees and by a vote of the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Fund's Board of Trustees and by a vote of the Independent Trustees.

      In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of assets for distribution expenses under the Plan should assist in the Fund's growth, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of assets for distribution will be realized. While the Plan is in effect, all amounts spent pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Fund are committed to the discretion of the Independent Trustees during such period.

COMPLIANCE CONSULTANT

      The Trust has entered into a Compliance Consulting Agreement with Drake Compliance, LLC ("Drake"). Drake provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust's Chief Compliance Officer. For these services, Drake receives $3,000 per month from the Fund and is reimbursed for certain out-of-pocket expenses, including postage and supplies and travel expenses.

CUSTODIAN

      The Northern Trust Company (the "Custodian"), 50 South LaSalle Street, Chicago, Illinois 60675 serves as Custodian to the Fund pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The ETF Subadviser is a wholly-owned subsidiary of the Custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund has selected Ernst & Young LLP, 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202, to serve as the independent registered public accounting firm for the Fund and to audit the financial statements of the Fund for its fiscal year ending August 31, 2009.

LEGAL COUNSEL

      The Fund has retained Bell, Boyd & Lloyd LLP, Three First National Plaza, 70 West Madison Street, Suite 31, Chicago, Illinois 60602, to serve as legal counsel for the Fund.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

      The Board of Trustees is authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders to shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

      Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.

CODE OF ETHICS

      The Fund, the Manager, the ETF Subadviser and the Distributor have adopted codes of ethics that set forth the circumstances under which the Trustees, officers, employees and access persons of the Fund are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund or the Underlying ETFs.

                           ADDITIONAL TAX INFORMATION

      The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

      Among the requirements to qualify as a RIC, the Fund must distribute annually no less than the sum of 90% of its "investment company taxable income" and 90% of its net tax-exempt income. In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

      The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

      A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

      Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2009. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

      Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

      Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                          AUDITED FINANCIAL STATEMENTS

      The financial statements of the Fund, which have been audited by Ernst & Young LLP, are incorporated herein by reference to the annual report of the Fund dated August 31, 2008.

                                   APPENDIX A

                              RATINGS DESCRIPTIONS

      The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies ("S&P").

      RATINGS BY MOODY'S

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

      Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

      COMMERCIAL PAPER:
      -----------------

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                        Prime-1  Highest Quality
                        Prime 2  Higher Quality
                        Prime-3  High Quality

      If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

      S&P RATINGS

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB, B, CCC, CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

      Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

      COMMERCIAL PAPER:
      -----------------

      A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

      A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                                   APPENDIX B

                              PROXY VOTING POLICIES

                         SURGEONS ASSET MANAGEMENT, LLC
                      SURGEONS DIVERSIFIED INVESTMENT FUND

                   POLICIES AND PROCEDURES FOR VOTING PROXIES

PURPOSE. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by Surgeons Diversified Investment Fund (the "Trust"). These policies and procedures have also been adopted by Surgeons Asset Management, LLC (the "Manager"), the investment manager to Surgeons Diversified Investment Fund (the "Fund"), a series of the Trust, and are to be implemented by the various subadvisers to the Fund. Where a subadviser has been appointed to manage certain assets of the Fund, that subadviser shall vote any proxies relating to portfolio securities it manages.

Definitions
-----------

PROXY. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management's policies or strategies.

PROXY MANAGER. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Manager or various subadvisers to the Fund as being responsible for supervising and implementing these Policies and Procedures.

POLICY FOR VOTING PROXIES OF EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies of exchange traded funds ("ETFs") and other investment companies voted by the Fund will be accompanied by the following voting instructions: "Vote these shares in the same proportion as the vote of all other holders of such shares. Surgeons Diversified Investment Fund, the record owner of the company's shares, is a registered investment company."

Policy for Voting Proxies of Other Portfolio Securities.
--------------------------------------------------------

FIDUCIARY CONSIDERATIONS. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

MANAGEMENT RECOMMENDATIONS. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined that supporting management's position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the Fund's shareholders.

CONFLICTS OF INTEREST. The Fund and the Manager recognizes that under certain circumstances the Manager and/or various subadvisers may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Manager or a subadviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Manager and each subadviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Manager/subadviser with respect to voting proxies on behalf of the Fund, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the subadviser's business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Manager/subadviser shall not vote proxies relating to such issuers on behalf of the Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Manager/subadviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Manager/subadviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Committee of Independent Trustees of the Trust and the Manager/subadviser shall follow the instructions of the Committee of Independent Trustees or (ii) the
Manager/subadviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee of Independent Trustees. The proxy manager shall keep a record of all materiality decisions and report them to the Committee of Independent Trustees on a quarterly basis.

ROUTINE PROPOSALS. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

PROXY MANAGER APPROVAL. Votes on non-routine matters and votes against a management's recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

PROXY VOTING PROCEDURES. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager's supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these Policies and Procedures.

REPORT TO THE BOARD. On an annual basis, the proxy manager or his designee will report in writing to the Trust's Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management's recommendations.

SUBADVISERS' VOTING PROCEDURES. The Trust acknowledges that the various subadvisers to the Fund have adopted voting policies and procedures for their clients which have been delivered to the Trust. To the extent that such policies and procedures are consistent with these Policies and Procedures, the subadvisers may implement them with respect to voting proxies on behalf of the Fund. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supercede any comparable provisions of the subadvisers' policies and procedures.

FORM N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the Chief Executive Officer of the Trust and the Manager. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request by calling 1-800-208-6070 or on the Fund's Website at www.surgeonsfund.com and is also available on the SEC's Website at www.sec.gov.

                                 NORTHERN TRUST
                                  PROXY VOTING
                            POLICIES, PROCEDURES AND
                                   GUIDELINES

                                Revised 01/29/08

                                 NORTHERN TRUST
                                  PROXY VOTING
                             POLICIES AND PROCEDURES

                                Revised 01/29 /08

These policies and procedures (and the guidelines that follow) apply to the voting of proxies by Northern Trust Corporation affiliates ("Northern Trust") for accounts over which Northern Trust has been granted proxy voting discretion.

SECTION 1. PROXY VOTING GUIDELINES

The fundamental precept followed by Northern Trust in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. As used in these policies and procedures the term "clients/beneficiaries" means any person or entity having the legal or beneficial ownership interest, as the case may be, in a trust, custody or investment management account over which Northern Trust has discretionary voting authority.

Absent special circumstances of the types described in these policies and procedures, Northern Trust will generally exercise its proxy voting discretion in accordance with the guidelines set forth below. In situations where the application of Northern Trust's guidelines would be inappropriate for particular proxy issues of non-U.S. companies due to local market standards, customs and best practices, Northern Trust will instruct its Proxy Voting Service (defined below in Section 3) to provide a vote recommendation based on the Proxy Voting Service's relevant global guidelines. Examples of such issues include "poison pill" defenses, which are allowed to be approved by a company's board of directors without shareholder approval in a number of countries, and definitions of director independence, which vary significantly from country to country.

The foregoing domestic and global proxy voting guidelines are collectively referred to in these policies and procedures as the "Proxy Guidelines".

SECTION 2. PROXY COMMITTEE

Northern Trust's Proxy Committee has responsibility for the content, interpretation and application of the Proxy Guidelines. Membership of the Proxy Committee consists of a group of senior Northern Trust investment and compliance officers. Meetings of the Proxy Committee may be called by the Chairperson or, in his or her absence, by any two committee members. Meetings may be conducted in person or telephonically. A majority of committee members present (in person or by proxy) will constitute a quorum for the transacting of business at any meeting. The approval of proxy votes or changes to these policies and procedures or the Proxy Guidelines may be made by majority vote of those present (in person or by proxy) at a meeting called for that purpose. ALTERNATIVELY, THE COMMITTEE MAY APPROVE PROXY VOTES OR CHANGES TO THESE POLICIES AND PROCEDURES OR THE PROXY GUIDELINES BY A MAJORITY VOTE COMMUNICATED TELEPHONICALLY (WITHOUT A

MEETING) OR ELECTRONICALLY, PROVIDED THAT ANY ACTION SO APPROVED IS PROPERLY DOCUMENTED AND REFLECTED IN MINUTES OF THE NEXT MEETING OF THE COMMITTEE.

SECTION 3. PROXY VOTING SERVICE

Northern Trust has delegated to an independent third party proxy voting service ("Proxy Voting Service"), the responsibility to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. In the event that the Proxy Voting Service does not or will not provide recommendations with respect to proxy proposals for securities over which Northern Trust or its affiliates have voting discretion, the relevant proxy analyst at Northern Trust responsible for the issuer or its business sector shall be responsible for reviewing the proxy proposal and making a voting recommendation to the Proxy Committee consistent with the Proxy Guidelines.

SECTION 4. APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Proxy Committee may vote proxies contrary to the recommendations of the Proxy Voting Service, or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst, if it determines such action to be in the best interests of Northern Trust clients/beneficiaries. In the exercise of such discretion the Proxy Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy may be voted in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

The Proxy Committee will document the rationale for any proxy voted contrary to the recommendation of the Proxy Voting Service or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst.

SECTION 5. CONFLICTS OF INTEREST

Northern Trust may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Northern Trust may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Northern Trust may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Northern Trust seeks to address such conflicts of interest in various ways, including the following:

      I.    The establishment, composition and authority of the Proxy Committee

      II. The delegation of primary responsibility for proxy review and vote recommendation functions to the Proxy Voting Service,

      III. Subject to paragraph IV below, if the Proxy Committee determines that a particular proxy vote involves a potential conflict of interest between Northern Trust and a person having an interest in the outcome of that vote, it will follow the vote recommendations of the Proxy Voting Service, provided pursuant to these policies and procedures, with respect to such proxy issue unless the Proxy Committee determines, consistent with its duty of loyalty and care, that the interests of clients/beneficiaries would be better served by voting contrary to such vote recommendations. Notwithstanding
            Section 3, any determination by the Proxy Committee under this paragraph III to vote a proxy issue in a manner contrary to such vote recommendations must be made by a vote of at least 70% of the then current members of the Proxy Committee.

      IV. If the Proxy Committee determines that a particular proxy issue involves a conflict of interest so severe that the Proxy Committee is unable to exercise independent judgment on the voting of such proxy issue, the Proxy Committee may resolve the conflict of interest in any of the following ways:

            o Following the vote recommendation of the Proxy Voting Service provided pursuant to these policies and procedures

            o Following the vote recommendation of an independent fiduciary appointed for that purpose

            o     Voting pursuant to client direction

            o     Abstaining

            o Voting pursuant to a "mirror voting" arrangement (under which shares are voted in the same manner and proportion as some or all of the other shares not voted by the Proxy Committee)

      The method selected by the Proxy Committee may vary, consistent with its duty of loyalty and care, depending upon the facts and circumstances of each situation and the requirements of applicable law. Examples of proxy votes referred to in this paragraph IV include, without limitation, voting proxies on securities issued by Northern Trust Corporation or its affiliates, and proxy votes on matters in which Northern Trust has a direct financial interest (such as shareholder approval of a change in mutual fund advisory fees where Northern Trust is the fund advisor).

SECTION 6. PROXY VOTING RECORDS; CLIENT DISCLOSURES

Northern Trust will maintain the following records relating to proxy votes cast under these policies and procedures:

      I.    A copy of these policies and procedures.
      II. A copy of each proxy statement Northern Trust receives regarding client securities.
      III.  A record of each vote cast by Northern Trust on behalf of a client.
      IV. A copy of any document created by the Proxy Committee that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.
      V. A copy of each written client request for information on how Northern Trust voted proxies on behalf of the client, and a copy of any written response by Northern Trust to any (written or oral) client request for information on how Northern Trust voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Northern Trust may rely on one or more third parties to make and retain the records referred to in items II. and
III. above.

The Proxy Committee will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request. It is generally the policy of Northern Trust not to disclose its proxy voting records to third parties, except as may be required by applicable laws and regulations.

SECTION 7. ERISA ACCOUNTS

Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Northern Trust, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Northern Trust to follow the provisions of a plan's governing documents in the voting of employer securities unless it determines that to do so would breach its fiduciary duties under ERISA.

SECTION 8. MUTUAL FUNDS

Proxies of registered management investment companies will be voted subject to any applicable investment restrictions of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

SECTION 9. OTHER SPECIAL SITUATIONS

Proxies of funds or accounts that specify the use of proxy guidelines other than the Proxy Guidelines will be voted in accordance with these other guidelines. Northern Trust may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Northern Trust must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, Northern Trust will not vote those proxies in the absence of an unusual, significant vote. Various accounts over which Northern Trust has proxy voting discretion participate in securities lending programs administered by Northern Trust or a third party. Because title to loaned securities passes to the borrower, Northern Trust will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Northern Trust has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

                                 NORTHERN TRUST

                             PROXY VOTING GUIDELINES


                           I. THE BOARD OF DIRECTORS

A.    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Northern Trust generally votes FOR director nominees in uncontested elections absent countervailing factors such as a lack of director independence (see below) or chronic, unjustified absenteeism.

B.    DIRECTOR INDEPENDENCE

For any situations not already covered by a rule or regulation, Northern Trust will generally vote for shareholder proposals requesting that the board of a company be comprised of a majority of independent directors and will generally vote against shareholder proposals requesting that the board of a company be comprised of a supermajority of independent directors. Northern Trust generally votes against shareholder proposals that would require the appointment of a lead or presiding director unless the audit, compensation and nominating committees are not composed of independent persons. Northern Trust generally votes for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively and withholds votes for the election of non-independent directors serving on an audit, compensation or nominating committee or board. In addition, Northern Trust generally leaves the choice of chairman to the board's discretion as Northern Trust's support for proposals that principal committees consist exclusively of independent directors and that the board be comprised of a majority of
independent   directors  provides  sufficient  checks  and  balances.

For all situations that involve a NASDAQ or a NYSE listed company, Northern Trust will use the NASDAQ's or the NYSE's definition, respectively, of an independent director to determine a board candidate's status. In any other situation, Northern Trust will consider a board candidate or member to lack independence if the proposed director:

      a) Receives, or one of the proposed director's immediate family members receives, more than $100,000 per year in direct compensation from the listed company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service); such person is presumed not to be independent until three years after he or she ceases to receive more than $100,000 per year in such compensation.

      b) Is affiliated with or employed by, or if one of the proposed director's immediate family members is affiliated with or employed in a professional capacity by, a present or former auditor of the company; the proposed director will not be considered "independent" until three years after the end of either the affiliation or the auditing relationship.

      c) Is employed, or one of the proposed director's immediate family members is employed, as an executive officer of another company where any of the listed company's present executives serves on that company's compensation committee; the proposed director will not be considered "independent" until three years after the end of such service or the employment relationship.

      d) Is an executive officer or an employee, or one of the proposed director's immediate family members is an executive officer, of another company (A) that accounts for at least 2% or $1 million, whichever is greater, of the listed company's consolidated gross revenues, or (B) for which the listed company accounts for at least 2% or $1 million, whichever is greater, of such other company's consolidated gross revenues; in each case, the proposed director is not considered "independent" until three years after consolidated gross revenues fall below that threshold.

C.    STOCK OWNERSHIP REQUIREMENTS

Northern Trust generally votes AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

D.    TERM OF OFFICE

Northern Trust generally votes AGAINST shareholder proposals to limit the tenure of outside directors.

E.    DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE BY case basis. Northern Trust generally votes FOR proposals providing indemnification protection to officers and directors, and FOR proposals limiting the liability of officers and directors for monetary damages, provided such proposals do not appear to conflict with applicable law and cover only future actions.

F.    CHARITABLE CONTRIBUTIONS

Northern Trust votes AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

                               II. PROXY CONTESTS

A.    VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

      o long-term financial performance of the target company relative to its industry;

      o     management's track record;

      o     background to the proxy contest;

      o     qualifications of director nominees (both slates);

      o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

      o     stock ownership positions.

B.    REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis. Northern Trust will generally support such proposals in cases where (i) Northern Trust votes in favor the dissidents and
(ii) the proposal is voted on the same proxy as the dissident slate and, as such, is specifically related to the contested proxy at issue.

Northern Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

                                 III. AUDITORS

RATIFYING AUDITORS

Northern Trust generally votes FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Northern Trust generally votes AGAINST shareholder proposals that seek to restrict management's ability to utilize selected auditors, subject to the qualifications set forth above.

                           IV. PROXY CONTEST DEFENSES

A.    BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Northern Trust generally votes AGAINST proposals to classify the board and FOR proposals to repeal classified boards and to elect all directors annually.

B.    SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Northern Trust generally votes for proposals that provide that directors may be removed ONLY for cause.

Northern Trust generally votes FOR proposals allowing shareholders to elect replacements and fill vacancies.

C.    CUMULATIVE VOTING

Northern Trust generally votes AGAINST proposals to eliminate cumulative voting, unless such proposals are intended to effectuate a majority voting policy.

Northern Trust generally votes FOR proposals to institute cumulative voting, unless the company has previously adopted a majority voting policy, or a majority voting shareholder proposal, consistent with Northern Trust's majority voting guidelines, is on the ballot at the same time as the cumulative voting proposal, in which case Northern Trust generally votes against such cumulative voting proposals.

D.    MAJORITY VOTING

In analyzing shareholder proposals calling for directors in uncontested elections to be elected by an affirmative majority of votes cast, Northern Trust focuses on whether or not the company has adopted a written majority voting (or majority withhold) policy that provides for a meaningful alternative to affirmative majority voting.

In cases where companies have not adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes FOR shareholder majority voting proposals.

In cases where companies have adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes against shareholder majority voting proposals, provided that the policy is set forth in the company's annual proxy statement and either:

      o requires nominees who receive majority withhold votes to tender their resignation to the board;

      o sets forth a clear and reasonable timetable for decision-making regarding the nominee's status; and
      o does not contain any specific infirmities that would render it an ineffective alternative to an affirmative majority voting standard or otherwise provides a meaningful alternative to affirmative majority voting.

In determining the adequacy of a company's majority voting (or majority withhold) policy, Northern Trust may also consider, without limitation, any factors set forth in the policy that are to be taken into account by the board in considering a nominee's resignation and the range of actions open to the board in responding to the resignation (e.g., acceptance of the resignation, maintaining the director but curing the underling causes of the withheld votes, etc.).

E.    SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Northern Trust generally votes FOR proposals to restrict or prohibit shareholder ability to call special meetings, but will vote against such proposals and in favor of shareholder proposals to allow shareholders to call special meetings if the minimum ownership requirement is at least 15% of outstanding shares.

F.    SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Northern Trust generally votes against proposals allowing shareholders to take action by written consent

G.    SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Northern Trust generally votes against proposals limiting management's ability to alter the size of the board.

                            V. TENDER OFFER DEFENSES

A.    POISON PILLS

Northern Trust generally votes AGAINST shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Northern Trust will review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B.    FAIR PRICE PROVISIONS

Northern Trust will review votes CASE-BY-CASE on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.Northern Trust generally votes FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.    GREENMAIL

Northern Trust generally votes FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Northern Trust votes on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.    PALE GREENMAIL

Northern Trust votes on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E.    UNEQUAL VOTING RIGHTS

Northern Trust generally votes AGAINST dual class exchange offers.

Northern Trust generally votes AGAINST dual class recapitalizations.

F.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Northern Trust generally votes AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Northern Trust generally votes FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Northern Trust generally votes AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Northern Trust generally votes FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H.    WHITE SQUIRE PLACEMENTS

Northern Trust generally votes FOR shareholder proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes, unless the company has committed to issuing such shares with no more than one vote per share.

                    VI. MISCELLANEOUS GOVERNANCE PROVISIONS

A.    CONFIDENTIAL VOTING

Northern Trust generally votes FOR proposals requiring confidential voting and independent vote tabulators.

B.    EQUAL ACCESS

Northern Trust generally votes AGAINST shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.    BUNDLED PROPOSALS

Northern Trust votes on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.    SHAREHOLDER ADVISORY COMMITTEES

Northern Trust votes on a CASE-BY-CASE basis, proposals to establish a shareholder advisory committee.

                             VII. CAPITAL STRUCTURE

A.    COMMON STOCK AUTHORIZATION

Northern Trust votes on a CASE-BY-CASE basis, proposals to increase the number of shares of common stock authorized for issue.

B.    STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Northern Trust generally votes FOR management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.    REVERSE STOCK SPLITS

Northern Trust generally votes FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.    BLANK CHECK PREFERRED AUTHORIZATION

Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Northern Trust generally votes AGAINST proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights, stock unless the voting, conversion, dividend and distribution, and other rights are specified and the voting rights are limited to one vote per share.

E.    SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Northern Trust generally votes FOR shareholder proposals requiring blank check preferred stock placements to be submitted for shareholder ratification unless the shares are to be issued for the purpose of raising capital or making acquisitions.

F.    ADJUST PAR VALUE OF COMMON STOCK

Northern Trust generally votes FOR management proposals to reduce the par value of common stock.

G.    PREEMPTIVE RIGHTS

Northern Trust reviews on a CASE-BY-CASE basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base. We generally oppose preemptive rights for publicly-held companies with a broad stockholder base.

H.    DEBT RESTRUCTURINGS

Northern Trust reviews on a CASE-BY-CASE basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

      o     DILUTION   --  How  much  will   ownership   interest   of  existing
            shareholders be reduced, and how extreme will dilution to any future earnings be?

      o CHANGE IN CONTROL -- Will the transaction result in a change in control of the company?

      o BANKRUPTCY -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.    SHARE REPURCHASE PROGRAMS

Northern Trust generally votes for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

                   VIII. EXECUTIVE AND DIRECTOR COMPENSATION

Northern Trust votes on a CASE-BY-CASE basis on executive and director compensation plans. Northern Trust generally votes AGAINST compensation plans if:

      a. The exercise price is less than 100% of fair market value at the time of grant; or
      b. The company has repriced underwater stock options during the past three years; or
      c.    The company fails the following described burn rate test.

A company will generally fail Northern Trust 's burn rate test if its three year average burn rate exceeds 2% AND exceeds an amount that is one standard deviation in excess of its GICS industry mean (segmented by Russell 3000 and non-Russell 3000 companies). A company that exceeds both of the foregoing three year average burn rates amounts can avoid a negative vote if it commits in a public filing to maintain a burn rate over the next three fiscal years that is no higher than one standard deviation in excess of its industry mean as calculated at the time of the proposal. Restricted shares or other "full-value" awards granted will be counted against the burn rate based on the following multiplier that varies based on a company's annual stock price volatility:

COMPANY CHARACTERISTICS     ANNUAL STOCK PRICE VOLATILITY     MULTIPLIER
      High Volatility                53% or greater            1.5 to 1
      Medium Volatility              25% to 52.99%             2.0 to 1
      Low Volatility                 25% or lower              4.0 to 1

A.    OBRA-RELATED COMPENSATION PROPOSALS

      o AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE FEATURES

Northern Trust generally votes FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      o     AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Northern Trust generally votes FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      o     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans that would both increase shares reserved AND qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      o     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Northern Trust generally votes FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

B.    SHAREHOLDER PROPOSALS CONCERNING EXECUTIVE AND DIRECTOR PAY

NORTHERN TRUST GENERALLY VOTES FOR SHAREHOLDER PROPOSALS THAT CALL FOR NON-BINDING SHAREHOLDER RATIFICATION OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS AND THE ACCOMPANYING NARRATIVE DISCLOSURE OF MATERIAL FACTORS PROVIDED TO UNDERSTAND THE SUMMARY COMPENSATION TABLE IN THE COMPANY'S PROXY STATEMENT WHERE NORTHERN TRUST BELIEVES THAT THE SPECIFIC CIRCUMSTANCES RELATING TO THE INDIVIDUAL COMPANY WARRANT SUCH SHAREHOLDER INVOLVEMENT.

Northern Trust generally votes on a case-by-case basis all other shareholder proposals that seek additional disclosure of executive and director pay information.

Northern Trust votes on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

C.    GOLDEN AND TIN PARACHUTES

Northern Trust generally votes AGAINST shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

D. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS) AND OTHER BROAD-BASED EMPLOYEE STOCK PLANS

Northern Trust generally votes FOR proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is "excessive" (i.e., generally greater than ten percent (10%) of outstanding shares).

E.    401(K) EMPLOYEE BENEFIT PLANS

Northern Trust generally votes FOR proposals to implement a 401(k) savings plan for employees.

F.    DIRECTOR RETIREMENT BENEFITS

Northern Trust generally votes FOR shareholder proposals requesting companies cease to pay retirement benefits to directors.

                           IX. STATE OF INCORPORATION

A.    VOTING ON STATE TAKEOVER STATUTES

Northern Trust votes on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements,severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.    VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                    X. MERGERS AND CORPORATE RESTRUCTURINGS

A.    MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

      o     anticipated financial and operating benefits;
      o     offer price (cost vs. premium);
      o     prospects of the combined companies;
      o     how the deal was negotiated; and
      o changes in corporate governance and their impact on shareholder rights.

B.    CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

C.    SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.    ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.    LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.    APPRAISAL RIGHTS

Northern Trust generally votes FOR proposals to restore, or provide shareholders with, rights of appraisal.

G.    CHANGING CORPORATE NAME

Northern Trust generally votes FOR changing the corporate name.

H.    ADJOURN MEETING

Northern Trust generally votes AGAINST proposals giving management discretion to adjourn a meeting of shareholders in order to solicit additional votes.

                                XI. MUTUAL FUNDS

A.    ELECTION OF TRUSTEES

Votes on trustee nominees are evaluated on a CASE-BY-CASE basis.

B.    INVESTMENT ADVISORY AGREEMENT

Votes on investment advisory agreements are evaluated on a CASE-BY-CASE basis.

C.    FUNDAMENTAL INVESTMENT RESTRICTIONS

Votes on amendments to a fund's fundamental investment restrictions are evaluated on a CASE-BY-CASE basis.

D.    DISTRIBUTION AGREEMENTS

Votes on distribution agreements are evaluated on a CASE-BY-CASE basis.


                      XII. SOCIAL AND ENVIRONMENTAL ISSUES

Northern Trust generally supports the position of a company's board of directors when voting on shareholder initiated social and environmental proposals. Although Northern Trust acknowledges that the economic and social considerations underlying such proposals are often closely intertwined, we believe that in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

                      SURGEONS DIVERSIFIED INVESTMENT FUND

PART C.     OTHER INFORMATION
            -----------------

Item 23.    Exhibits
            --------

            (a) Amended and Restated Agreement and Declaration of Trust -- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

            (b)   Amended  and  Restated  Bylaws  --   Incorporated   herein  by
                  reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

            (c)   Not applicable

            (d)   (i)   Investment   Management  Contract  with  Surgeons  Asset
                        Management, LLC -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on
                        December 26, 2007

                  (ii) Subadvisory Agreement with Northern Trust Investments, N.A. -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on December 26, 2007

                  (iii) First  Amendment to Subadvisory  Agreement with Northern
                        Trust Investment, N.A. -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on December 26, 2007

            (e)   Distribution Agreement with Ultimus Fund Distributors,  LLC --
                  Incorporated    herein   by    reference    to    Registrant's
                  Post-Effective Amendment No. 1 filed on December 26, 2007

            (f)   Not applicable

            (g)   Custody   Agreement   with  The  Northern   Trust  Company  --
                  Incorporated    herein   by    reference    to    Registrant's
                  Post-Effective Amendment No. 1 filed on December 26, 2007

           (h)    (i)   (a)   Expense  Limitation  Agreement with Surgeons Asset
                              Management,   LLC  --   Incorporated   herein   by
                              reference to Registrant's Post-Effective Amendment
                              No. 1 filed on December 26, 2007
                        (b)   Addendum  to  Expense  Limitation  Agreement  with
                              Surgeons Asset Management, LLC -- Incorporated herein by reference to Registrant's Post-Effective
                              Amendment No. 1 filed on December 26, 2007.

                        (c) Second Addendum to Expense Limitation Agreement with Surgeons Asset Management, LLC -- Filed herewith

                  (ii) Administration Agreement with Ultimus Fund Solutions, LLC -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on December 26, 2007

                  (iii) Fund  Accounting  Agreement with Ultimus Fund Solutions,
                        LLC -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on December 26, 2007

                  (iv) Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on December 26, 2007

                  (v) Compliance Consulting Agreement-- Incorporated herein by reference to Registrant's Effective Amendment No. 1 filed on December 26, 2007

            (i)   Opinion and Consent of Counsel  relating to Issuance of Shares
                  --   Incorporated   herein  by   reference   to   Registrant's
                  Pre-Effective Amendment No. 1 filed on August 8, 2006

            (j) Consent of Independent Registered Public Accounting Firm -- Filed herewith

            (k)   Not applicable

            (l) Agreement Relating to Initial Capital -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on December 26, 2007

            (m) Distribution (Rule 12b-1) Plan -- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

            (n)   Not applicable

            (o)   Reserved

            (p)   (i)   Code  of  Ethics  of  Registrant   and  Surgeons   Asset
                        Management, LLC -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on
                        December 26, 2007

                  (ii) Code of Ethics of Ultimus Fund Distributors, LLC -- Filed herewith

                  (iii) Code of Ethics of Northern  Trust  Investments,  N.A. --
                        Incorporated   herein  by  reference   to   Registrant's
                        Pre-Effective Amendment No. 1 filed on August 8, 2006

Item 24.    Persons Controlled by or Under Common Control with Registrant.
            --------------------------------------------------------------
            No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.    Indemnification
            ---------------
            Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers (including the Trust's Chief Compliance Officer) or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                  Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                  Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and its investment manager. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

            The Investment Management Contract with Surgeons Asset Management, LLC (the "Manager") provides that the Manager shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Investment Management Contract, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Manager's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Manager in its actions under the Investment Management Contract or breach of its duty or of its obligations thereunder.

            The Subadvisory Agreement with Northern Trust Investments, N.A. (the "ETF Subadviser") provides that the Subadviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Subadvisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from the ETF Subadviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the ETF Subadviser in its actions under the Subadvisory Agreement or breach of its duty or of its obligations thereunder.

            The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Distribution Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Distribution Agreement. Registrant intends to advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

            Notwithstanding any provisions to the contrary in Registrant's Agreement and Declaration of Trust, in Ohio law or in the Investment Management Contract, the Subadvisory Agreement and the Distribution Agreement, Registrant will not indemnify its Trustees and officers, the Adviser or the Distributor for any liability to the Registrant or its shareholders to which such persons would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.  Registrant may advance  attorneys'  fees or other expenses incurred by the indemnitee in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as one of the following conditions is met:
            (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Item 26.    Business and Other Connections of the Investment Adviser
            --------------------------------------------------------
            The Manager has been registered as an investment adviser since 2006 and Registrant is the sole client of the Manager. The directors and officers of the Manager and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                  (i)   Savitri P. Pai - Chief Operating Officer of the Manager

                  (ii) Dr. Thomas R. Russell - Chief Executive Officer of the Manager; currently, and for the past two years has been, Executive Director of the American College of Surgeons

                  (iii) Gay L. Vincent - Chief Financial Officer of the Manager;
                        currently,   and  for  the  past  two  years  has  been,
                        Comptroller of the American College of Surgeons

                  (iv) Deborah A. Bakazan - Chief Compliance Officer of the Manager

                  (v) Directors of the Manager: Thomas R. Russell, Harold R. Bailey, John L. Cameron, Richard J. Finley, Charles D. Mabry, James D. Richardson, Andrew L. Warshaw and Lunzy
                        D. Britt

            The business address of the Manager and of each director and officer of the Manager is 633 N. Saint Clair, Chicago, Illinois 60611.

                  The  ETF  Subadviser  has  been  registered  as an  investment adviser since 1988. The ETF Subadviser is a wholly-owned subsidiary of The Northern Trust Company ("NTC"), an Illinois state chartered bank, and serves as the subadviser to the Registrant. NTC is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. The ETF Subadviser is located at 50 South LaSalle
            Street, Chicago, Illinois 60603. Set forth below is a list of officers and directors of the ETF Subadviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of the ETF Subadviser hold comparable positions with NTC (other than as director), as indicated below, and certain other officers of the ETF Subadviser hold comparable positions with other direct or indirect subsidiaries of Northern Trust Corporation. The tables below were provided to the Registrant by the ETF Subadviser for inclusion in this Registration Statement.

---------------------------------------------------------------------------------------------
Name and Position                                                Position with Other
with ETF Subadviser          Name of Other Company               Company
---------------------------------------------------------------------------------------------
Abdul Karim, Walid T.        The Northern Trust Company          Senior Vice President
Vice President

Adams, Jr., Bradford S.      The Northern Trust Company          Senior Vice President
Senior Vice President

Aitcheson, James A.          The Northern Trust Company          Senior Vice President
Senior Vice President

Allen, Darlene               The Northern Trust Company          Vice President
Vice President

Alley, Brayton B.            The Northern Trust Company          Vice President
Vice President

Alongi, David M.             The Northern Trust Company          Vice President
Vice President

Atkins, Stephen G.           The Northern Trust Company          Vice President
Vice President

Ayres, Scott R.              The Northern Trust Company          Vice President
Vice President

Azar, Frederick A.           The Northern Trust Company          Vice President
Vice President

Balon, Jr., Richard E.       The Northern Trust Company          Vice President
Vice President

Bandar, Walid S.             The Northern Trust Company          Vice President
Vice President

Baras, Ellen G.              The Northern Trust Company          Vice President
Vice President

Barr, Andrea C.              The Northern Trust Company          Vice President
Vice President

Baskin, Jeremy M.            The Northern Trust Company          Senior Vice President
Senior Vice President

Basso, Belinda M.            The Northern Trust Company          Vice President
Vice President

Beckman, Carl P.             The Northern Trust Company          Senior Vice President
Senior Vice President &
Treasurer

Behar, Gregory S.            The Northern Trust Company          Vice President
Vice President

Benson, Jacquelyn M.         The Northern Trust Company          Vice President
Vice President

Bergson, Robert H.           The Northern Trust Company          Senior Vice President
Senior Vice President

Blair, Timothy P.            The Northern Trust Company          Vice President
Vice President

Bleecker, Ali K.             The Northern Trust Company          Senior Vice President
Senior Vice President

Boeckmann, Eric Vonn         The Northern Trust Company          Vice President
Vice President

Brown, Stephanie L.          The Northern Trust Company          Vice President
Vice President

Brodeur, Steven              The Northern Trust Company          Vice President
Vice President

Buerckholtz, Elizabeth J.    The Northern Trust Company          Vice President
Vice President

Bukoll, Martin B.            The Northern Trust Company          Senior Vice President
Senior Vice President

Campbell, Jr., Richard C.    The Northern Trust Company          Senior Vice President
Senior Vice President

Carberry, Craig R.           The Northern Trust Company          Senior Attorney
Secretary

Carlson, Christopher W.      The Northern Trust Company          Senior Vice President
Senior Vice President

Carlson, Mark D.             The Northern Trust Company          Senior Vice President
Senior Vice President

Carlson, Robert A.           The Northern Trust Company          Vice President
Vice President

Carriere, Lisa R.            The Northern Trust Company          Vice President
Vice President

Carroll, Keith D.            The Northern Trust Company          Vice President
Vice President

Cary, Clinton S.             The Northern Trust Company          Vice President
Vice President

Chico, Michael R.            The Northern Trust Company          Vice President
Vice President

Clark, Richard L.            The Northern Trust Company          Vice President
Vice President

Cole II, John Sterling       The Northern Trust Company          Senior Vice President
Senior Vice President

Connellan, Kevin Anthony     The Northern Trust Company          Senior Vice President
Senior Vice President

Corris, David A.             The Northern Trust Company          Vice President
Vice President

Costello, Joseph H.          The Northern Trust Company          Vice President
Vice President

Cousins, Stephen J.          The Northern Trust Company          Vice President
Vice President

Cristello, John P.           The Northern Trust Company          Vice President
Vice President

Cubeles, Alain               The Northern Trust Company          Senior Vice President
Senior Vice President

Czochara, Susan C.           The Northern Trust Company          Vice President
Vice President

D'Arienzo, Louis R.          Northern Trust Bank, N.A.           Vice President
Vice President

Danaher, James               The Northern Trust Company          Vice President
Vice President

Dekhayser, Jordan D.         The Northern Trust Company          Vice President
Vice President

Dennehy II, William          The Northern Trust Company          Vice President
Vice President

Dering, Michael C.           The Northern Trust Company          Vice President
Vice President

DeSantis, Philip S.          The Northern Trust Company          Vice President
Vice President

Detroy, Timothy J.           The Northern Trust Company          Vice President
Vice President

Devlin, Caroline E.          The Northern Trust Company          Vice President
Vice President

Diehl, Jr., Joseph R.        The Northern Trust Company          Senior Vice President
Senior Vice President

Doell, John C.               The Northern Trust Company          Vice President
Vice President

Domb, Anna Dvinsky           The Northern Trust Company          Vice President
Vice President

Doyle, Michael T.            The Northern Trust Company          Vice President
Vice President

Driscoll, Peter John         The Northern Trust Company          Vice President
Vice President

Drucker, Michael J.          The Northern Trust Company          Vice President
Vice President

Dudley, Jr., Orie Leslie     The Northern Trust Company          Executive Vice President
Director, Executive          and Northern Trust Corporation      and Chief Investment Officer
Vice President & CIO

Duvall, Margret Eva          The Northern Trust Company          Vice President
Vice President

Dwyer, Patrick E.            The Northern Trust Company          Vice President
Vice President

Easow, Benjamin              The Northern Trust Company          Vice President
Vice President

Edwards, Craig Steven        The Northern Trust Company          Vice President
Vice President

Egizio, Michael P.           The Northern Trust Company          Vice President
Vice President

Eidson, Shannon L.           The Northern Trust Company          Vice President
Vice President

English, Deborah S.          The Northern Trust Company          Vice President
Vice President

Everett, Steven R.           The Northern Trust Company          Senior Vice President
Senior Vice President

Ewing, Peter, K.             The Northern Trust Company          Senior Vice President
Senior Vice President

Fausto, Rosa E.              The Northern Trust Company          Vice President
Vice President

Fink, Gregory                The Northern Trust Company          Senior Vice President
Senior Vice President

Fitchett, David B.           The Northern Trust Company          Vice President
Vice President

Flood, Peter J.              The Northern Trust Company          Senior Vice President
Senior Vice President

Flowers, Joseph J.           The Northern Trust Company          Vice President
Vice President

Franklin, Carolyn D.         The Northern Trust Company          Vice President
Vice President

Freitag, Lee R.              The Northern Trust Company          Vice President
Vice President

Fronk, Christopher A.        The Northern Trust Company          Senior Vice President
Senior Vice President

Gellen, Sophia S.            The Northern Trust Company          Vice President
Vice President

Geller, Stephanie L.         The Northern Trust Company          Senior Vice President
Senior Vice President

Geraghty, Kim Marie          The Northern Trust Company          Former Vice President
Vice President

Gerlach, Jennifer Ann        The Northern Trust Company          Vice President
Vice President

Gingras, Donna               Northern Trust Securities, Inc.     Senior Vice President
Senior Vice President &
Controller

Goldenberg, Izabella         The Northern Trust Company          Vice President
Vice President

Gossett, Mark C.             The Northern Trust Company          Senior Vice President
Director, Senior Vice
President & COO

Graham, Katherine D.         The Northern Trust Company          Senior Vice President
Senior Vice President

Gray, Robert S.              The Northern Trust Company          Senior Vice President
Senior Vice President

Gregg, Laura Jean            The Northern Trust Company          Vice President
Vice President

Griffin, Michelle D.         The Northern Trust Company          Vice President
Vice President

Halter, Ann M.               The Northern Trust Company          Vice President
Vice President

Hammer, Alice S.             The Northern Trust Company          Vice President
Vice President

Hammond, Scott A.            The Northern Trust Company          Vice President
Vice President

Hance, Geoffrey M.           The Northern Trust Company          Senior Vice President
Senior Vice President

Hare, William A.             The Northern Trust Company          Vice President
Vice President

Harrell, Alec R.             The Northern Trust Company          Vice President
Vice President

Harris, Nora J.              The Northern Trust Company          Vice President
Vice President

Hausken, Philip Dale         The Northern Trust Company          Senior Vice President
Senior Vice President

Hawkins, Sheri Barker        The Northern Trust Company          Senior Vice President
Senior Vice President

Heckler, Jennifer A.         The Northern Trust Company          Vice President
Vice President

Heppell, Robert G.           The Northern Trust Company          Vice President
Vice President

Hest, Stefanie Jaron         The Northern Trust Company          Vice President
Vice President

Hiemenz, Kent C.             The Northern Trust Company          Senior Vice President
Senior Vice President

Hill, Susan                  The Northern Trust Company          Senior Vice President
Senior Vice President

Hockley, Jackson L.          The Northern Trust Company          Vice President
Vice President

Holland, Jean-Pierre         The Northern Trust Company          Vice President
Vice President

Honig, Bruce S.              The Northern Trust Company          Vice President
Vice President

Hudson, Ylondia M.           The Northern Trust Company          Vice President
Vice President

Hyatt, William E.            The Northern Trust Company          Vice President
Vice President

Hynes, Daniel T.             The Northern Trust Company          Vice President
Vice President

Inzunza, Richard J.          The Northern Trust Company          Vice President
Vice President

Iwanicki, John W.            The Northern Trust Company          Senior Vice President
Senior Vice President

Jackson, Tamara L.           The Northern Trust Company          Senior Vice President
Senior Vice President

Jacobs, Peter M.             The Northern Trust Company          Senior Vice President
Senior Vice President

Jaeger, Christopher J.       The Northern Trust Company          Vice President
Vice President

Johnson, Amy L.              The Northern Trust Company          Vice President
Vice President

Johnston, Barbara M.         The Northern Trust Company          Vice President
Vice President

Johnston, Lucia A.           The Northern Trust Company          Vice President
Vice President

Joves, Evangeline Mendoza    The Northern Trust Company          Vice President
Vice President

Kalis, David P.              The Northern Trust Company          Senior Vice President
Senior Vice President

Kalp, Kathleen               The Northern Trust Company          Senior Vice President
Senior Vice President

Kanter, Ann F.               The Northern Trust Company          Vice President
Vice President

Kay, Kendall Lee             The Northern Trust Company          Senior Vice President
Senior Vice President

King III, Archibald E.       The Northern Trust Company          Senior Vice President
Senior Vice President

Koch, Deborah L.             The Northern Trust Company          Vice President
Vice President

Konstantos, John A.          The Northern Trust Company          Vice President
Vice President

Kordalis, Konstantinos S.    The Northern Trust Company          Vice President
Vice President

Korytowski, Donald H.        The Northern Trust Company          Vice President
Vice President

Kotsogiannis, Nikolas        The Northern Trust Company          Vice President
Vice President

Kovacs, Michael R.           The Northern Trust Company          Vice President
Vice President

Krauter, Michael L.          The Northern Trust Company          Vice President
Vice President

Kresnicka, Kevin R.          The Northern Trust Company          Vice President
Vice President

Krieg, John L.               The Northern Trust Company          Senior Vice President
Senior Vice President

Lamb, David                  The Northern Trust Company          Vice President
Vice President

Letts, Heather M.            The Northern Trust Company          Vice President
Vice President

Lewellyn, Dustin A.          The Northern Trust Company          Vice President
Vice President

Loftus, Julie M.             The Northern Trust Company          Vice President
Vice President

Logan, Lyle                  The Northern Trust Company          Executive Vice President
Executive Vice President &
Director

Ludwig, Jeanne M.            The Northern Trust Company          Vice President
Vice President

Lukic, Mary.                 The Northern Trust Company          Vice President
Vice President

Lupi, Lisa Ann               The Northern Trust Company          Vice President
Vice President

Lyne, Cary J.                The Northern Trust Company          Senior Vice President
Senior Vice President

Lyons, William A.            The Northern Trust Company          Vice President
Vice President

Mancusi, Stella              The Northern Trust Company          Vice President
Vice President

Maris, George P.             The Northern Trust Company          Senior Vice President
Senior Vice President

Marshe, Daniel James         The Northern Trust Company          Vice President
Vice President

Mastuantuono, Deborah A.     The Northern Trust Company          Vice President
Vice President

Matteucci, Peter L.          The Northern Trust Company          Vice President
Vice President

McCart, Mary Jane            The Northern Trust Company          Senior Vice President
Senior Vice President

McDonald, James D.           The Northern Trust Company          Senior Vice President
Senior Vice President

McGougal, Lisa M.            The Northern Trust Company          Vice President
Vice President

McEldowney, Douglas J.       The Northern Trust Company          Vice President
Vice President

McGregor, Timothy T.         The Northern Trust Company          Senior Vice President
Senior Vice President

McHugh, David K.             The Northern Trust Company          Senior Vice President
Senior Vice President

Mecca, Melinda S.            The Northern Trust Company          Senior Vice President
Senior Vice President

Mehta, Ashish R.             The Northern Trust Company          Vice President
Vice President

Meservey, Marilyn J.         The Northern Trust Company          Vice President
Vice President & Asst.
Treasurer

Michaels, Peter M.           The Northern Trust Company          Vice President
Vice President

Mirante, John P.             The Northern Trust Company          Vice President
Vice President

Misik, Tomothy A.            The Northern Trust Company          Vice President
Vice President

Mitchell, James L.           The Northern Trust Company          Vice President
Vice President

Muench, Scott O.             Northern Trust Bank, N.A.           Vice President
Vice President

Murphy, Shaun D.             The Northern Trust Company          Senior Vice President
Senior Vice President

Myre, Matthew L.             The Northern Trust Company          Vice President
Vice President

Nass, Curtis A.              The Northern Trust Company          Vice President
Vice President

Nellans, Charles J.          The Northern Trust Company          Vice President
Vice President

Nelson, Daniel J.            The Northern Trust Company          Vice President
Vice President

Nelson, Eric D.              The Northern Trust Company          Vice President
Vice President

Newman, Greg M.              The Northern Trust Company          Vice President
Vice President

Nickey III, William M.       The Northern Trust Company          Vice President
Vice President

O'Brien, Thomas E.           The Northern Trust Company          Vice President
Vice President

O'Connor, Eileen M.          The Northern Trust Company          Vice President
Vice President

O'Shaughnessy, Kevin J.      The Northern Trust Company          Vice President
Vice President

Peron, Matthew               The Northern Trust Company          Senior Vice President
Senior Vice President

Personette, Daniel J.        The Northern Trust Company          Vice President
Vice President

Phelan, Daniel J.            The Northern Trust Company          Vice President
Vice President

Pincus, Jonathan S.          The Northern Trust Company          Vice President
Vice President

Pollak, Donald R.            The Northern Trust Company          Senior Vice President
Senior Vice President

Potter, Ofelia M.            The Northern Trust Company          Vice President
Vice President

Potter, Stephen N.           The Northern Trust Company          Executive Vice President
Director

Prezioso Babich, Nancy       The Northern Trust Company          Vice President
Vice President

Pries, Katie D.              The Northern Trust Company          Senior Vice President
Senior Vice President

Quinn, Patrick D.            The Northern Trust Company          Vice President
Vice President

Rakowski, Andrew F.          The Northern Trust Company          Vice President
Vice President

Rakvin, Chad M.              The Northern Trust Company          Senior Vice President
Senior Vice President

Reeder, Brent D.             The Northern Trust Company          Senior Vice President
Senior Vice President

Reller, Jacqueline R.        The Northern Trust Company          Vice President
Vice President

Renaud, Donna Lee            The Northern Trust Company          Vice President
Vice President

Richardson, Kristina Anne    The Northern Trust Company          Vice President
Vice President

Robertson, Alan W.           The Northern Trust Company          Senior Vice President
Director & Senior Vice
President

Robertson, Colin A.          The Northern Trust Company          Senior Vice President
Senior Vice President

Rocha, Heather Parkes        The Northern Trust Company          Vice President
Vice President

Rocheleau, Duane Scott       The Northern Trust Company          Senior Vice President
Senior Vice President

Rowohlt, Theresa M.          The Northern Trust Company          Vice President
Vice President

Runquist, Lori Rae           The Northern Trust Company          Senior Vice President
Senior Vice President

Ryan, John D.                The Northern Trust Company          Vice President
Vice President

Ryer, Alexander D.           The Northern Trust Company          Vice President
Vice President

St. Clair, Joyce             The Northern Trust Company          Executive Vice President
Director

Santiccioli, Steven J.       The Northern Trust Company          Vice President
Vice President

Schoenfeld, Steven A.        The Northern Trust Company          Senior Vice President
Senior Vice President

Schweitzer, Eric K.          The Northern Trust Company          Senior Vice President
Senior Vice President

Sclafani, Guy J.             The Northern Trust Company          Vice President
Vice President

Seward, Richard Raymond      The Northern Trust Company          Senior Vice President
Senior Vice President

Sewell, Vernessa             The Northern Trust Company          Vice President
Vice President

Shipley, Christopher D.      The Northern Trust Company          Vice President
Vice President

Skjervem, John D.            The Northern Trust Company          Senior Vice President
Senior Vice President

Sliney, Stephen P.           The Northern Trust Company          Vice President
Vice President

Sodergren, Mark C.           The Northern Trust Company          Vice President
Vice President

Southworth, Theodore T.      The Northern Trust Company          Senior Vice President
Senior Vice President

Spartz, Carol J.             The Northern Trust Company          Vice President
Vice President

Stewart, Allison Walpole     The Northern Trust Company          Vice President
Vice President

Stewart, Colin S.            The Northern Trust Company          Vice President
Vice President

Stoeber, Kurt S.             The Northern Trust Company          Vice President
Vice President

Stournaras, Peter C.         The Northern Trust Company          Senior Vice President
Senior Vice President

Streed, Robert N.            The Northern Trust Company          Senior Vice President
Senior Vice President

Sullivan, Carol H.           The Northern Trust Company          Senior Vice President
Senior Vice President

Sullivan, Kevin P.           The Northern Trust Company          Vice President
Vice President

Szaflik, Carolyn B.          Northern Trust Bank, N.A.           Vice President
Vice President

Szostak II, Jon E.           The Northern Trust Company          Vice President
Vice President

Szymanek, Frank D.           The Northern Trust Company          Senior Vice President
Senior Vice President

Taylor, Brad L.              The Northern Trust Company          Vice President
Vice President

Taylor, James C.             The Northern Trust Company          Vice President
Vice President

Thomas, Sunitha C.           The Northern Trust Company          Vice President
Vice President

Thompson, Jane W.            The Northern Trust Company          Senior Vice President
Senior Vice President

Trethaway, Jennifer Kamp     The Northern Trust Company          Senior Vice President
Senior Vice President

Turner, Betsy Licht          The Northern Trust Company          Senior Vice President
Senior Vice President

Tushman, Matthew R.          The Northern Trust Company          Senior Vice President
Senior Vice President

Unger, David J.              The Northern Trust Company          Vice President
Vice President

Van Alstyne, Christopher W.  The Northern Trust Company          Vice President
Vice President

Varchetto, Brett A.          The Northern Trust Company          Vice President
Vice President

Vardas, Michael A.           The Northern Trust Company          Senior Vice President
Director & Senior Vice
President

Vigsnes II, Richard Allan    The Northern Trust Company          Senior Vice President
Senior Vice President

Vinje, Jens A.               The Northern Trust Company          Vice President
Vice President

Waddell, Frederick H.        The Northern Trust Company          President C&IS
Director & President & CEO

Walker, Sharon M.            Northern Trust Bank, N.A.           Vice President
Vice President

Warland, Jeff M.             The Northern Trust Company          Vice President
Vice President

Warner, Scott B.             The Northern Trust Company          Vice President
Vice President

Wennlund, Lloyd A.           The Northern Trust Company          Executive Vice President
Director and Executive       Northern Trust Securities, Inc.     President
Vice President

Wilkins, Anthoney E.         The Northern Trust Company          Senior Vice President
Senior Vice President

Williams, Thomas C.          The Northern Trust Company          Vice President
Vice President

Winters, Marie C.            The Northern Trust Company          Vice President
Vice President

Wolfe, Joseph E.             The Northern Trust Company          Vice President
Vice President

Wong, Kai Yee                Northern Trust Bank, N.A.           Vice President
Vice President

Wright, Mary Kay             The Northern Trust Company          Vice President
Vice President

Wruck, Matthew C.            The Northern Trust Company          Vice President
Vice President

Item 27.    Principal Underwriters
            ----------------------
            (a) Ultimus Fund Distributors, LLC (the "Distributor") also acts as the principal underwriter for Hussman Investment Trust, The Destination Funds, The GKM Funds, Oak Value Trust, The Cutler Trust, Profit Funds Investment Trust, Veracity Funds, The Berwyn Funds, Schwartz Investment Trust, TFS Capital
                  Investment Trust, PMFM Investment Trust, The Piedmont Investment Trust, Monteagle Funds, Stralem Fund, AlphaMark
                  Investment Trust, The RAM Funds and Gardner Lewis Investment Trust, other open-end investment companies.

            (b) The following list sets forth the directors and executive officers of the Distributor. The address of the Distributor and the persons named below is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

                                          Position with          Position with
                  Name                    Distributor            Registrant
                  -------------------     ------------------     --------------
                  Robert G. Dorsey        President/Managing     Vice President
                                          Director

                  John F. Splain          Secretary/Managing     Secretary
                                          Director

                  Mark J. Seger           Treasurer/Managing     Treasurer
                                          Director

                  Theresa M. Bridge       Vice President         Assistant
                                                                 Treasurer

                  Wade R. Bridge          Vice President         Assistant
                                                                 Secretary

                  Craig J. Hunt           Vice President         Assistant Vice
                                                                 President

                  Tina H. Bloom           Vice President         None

                  Steven F. Nienhaus      Vice President         None

                  Jeffrey Moeller         Vice President         None

            (c)   Inapplicable

Item 28.    Location of Accounts and Records
            --------------------------------
            Accounts,  books and other  documents  required to be  maintained by
            Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 633 N. Saint Clair, Chicago, Illinois 60611-3211, or at the offices of the Registrant's transfer agent located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or at the offices of the Registrant's custodian located at 50 South LaSalle Street, Chicago, Illinois 60675.

Item 29.    Management Services Not Discussed in Parts A or B
            -------------------------------------------------
            Inapplicable

Item 30.    Undertakings
            ------------
            Inapplicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 29th day of December, 2008.


                                          SURGEONS DIVERSIFIED INVESTMENT FUND

                                          By:  /s/ Savitri P. Pai
                                               ---------------------------------
                                               Savitri P. Pai, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                          Date

 /s/ Savitri P. Pai             President (Chief Executive     December 29, 2008
---------------------------     Officer)
Savitri P. Pai

/s/ Mark J. Seger               Treasurer (Chief Financial     December 29, 2008
---------------------------     Officer and Principal
Mark J. Seger                   Accounting Officer)

         *                      Trustee
---------------------------
John L. Cameron

         *                      Trustee
---------------------------
Michael Abecassis

           *                    Trustee
---------------------------
James W. Atkinson
                                                      By:  /s/ Savitri P. Pai
                                                           ------------------
                                                           Savitri P. Pai
                                                           Attorney-in-fact*
                                                           December 29, 2008

                                INDEX TO EXHIBITS
                                -----------------


Item 23(h)(i)(c)  Second Addendum to Expense Limitation  Agreement with Surgeons
                  Asset Management, LLC

Item 23(j)        Consent of Independent Registered Public Accounting Firm

Item 23(p)(ii)    Code of Ethics of Ultimus Fund Distributors, LLC